Document And Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	WaferGen Bio-systems, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	41,680,902
Amendment Flag	false
Entity Central Index Key	0001368993
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar 31, 2013

Consolidated Balance Sheets (USD $)	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 4,550,165		$ 6,328,753		$ 15,117,172
Accounts receivable	413,285		307,759		29,382
Inventories, net	448,804		495,486		745,008
Prepaid expenses and other current assets	291,600		134,567		186,138
Total current assets	5,703,854		7,266,565		16,077,700
Property and equipment, net	670,710		874,062		1,714,090
Other assets	716,697		756,831		852,093
Total assets	7,091,261		8,897,458		18,643,883
Current liabilities:
Accounts payable	610,874		474,436		772,411
Accrued payroll and related costs	302,855		235,404		646,715
Other accrued expenses	1,313,124		1,063,813		682,284
Total current liabilities	2,226,853		1,773,653		2,101,410
Long-term debt, net of current portion	4,229,232		3,393,159		1,405,967
Derivative liabilities	2,801,901		2,208,184		5,967,330
Total liabilities	9,257,986		7,374,996		9,474,707
Commitments and contingencies (Notes 5 and 16)
Stockholders��� equity:
Series A, B and C convertible preference shares of subsidiary	6,117,134		6,117,134		6,117,134
Preferred Stock	9,838,569	[1]	9,838,569	[2]	9,838,569	[3]
Common Stock	41,681	[4]	41,681	[5]	41,619	[6]
Additional paid-in capital	49,997,148		49,892,346		49,504,516
Accumulated deficit	(68,353,407)		(64,571,897)		(56,395,235)
Accumulated other comprehensive income	192,150		204,629		62,573
Total stockholders��� equity	(2,166,725)		1,522,462		9,169,176
Total liabilities and stockholders��� equity	$ 7,091,261		$ 8,897,458		$ 18,643,883

[1]	$0.001 par value; 10,000,000 shares authorized; 2,937,500 shares issued and outstanding at March 31, 2013
[2]	$0.001 par value; 10,000,000 shares authorized; 2,937,500 shares issued and outstanding at December 31, 2012
[3]	$0.001 par value; 10,000,000 shares authorized; 2,937,500 shares issued and outstanding at December 31, 2011
[4]	$0.001 par value; 300,000,000 shares authorized; 41,680,902 shares issued and outstanding at March 31, 2013
[5]	$0.001 par value; 300,000,000 shares authorized; 41,680,902 shares issued and outstanding at December 31, 2012
[6]	$0.001 par value; 300,000,000 shares authorized; 41,619,402 shares issued and outstanding at December 31, 2011

Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, Par Value Per Share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in Shares)	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	2,937,500	2,937,500	2,937,500
Preferred Stock, Shares Outstanding (in Shares)	2,937,500	2,937,500	2,937,500
Common Stock, Par Value Per Share (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares Issued	41,680,902	41,680,902	41,619,402
Common Stock, Shares Outstanding	41,680,902	41,680,902	41,619,402

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Product	$ 95,154	$ 73,233
License and royalty	83,333
Revenue	178,487	73,233	586,176	522,931
Cost of revenue	65,588	90,405	420,877	1,401,904
Gross profit (loss)	112,899	(17,172)	165,299	(878,973)
Operating expenses:
Sales and marketing	342,631	254,553	791,915	3,311,433
Research and development	1,402,080	2,010,864	6,161,548	8,290,550
General and administrative	660,648	1,176,433	2,977,812	6,221,884
Total operating expenses	2,405,359	3,441,850	9,931,275	17,823,867
Operating loss	(2,292,460)	(3,459,022)	(9,765,976)	(18,702,840)
Other income and (expenses):
Interest income	1,195	4,282	7,420	15,218
Interest expense (including excess debt discount of $2,255,074 expensed as interest in the year ended December 31, 2011)	(880,538)	(363,055)	(2,082,558)	(3,336,217)
Gain (loss) on revaluation of derivative liabilities, net	(593,717)	1,076,721	3,759,146	9,271,985
Liquidated damages for late S-1 registration				(532,161)
Miscellaneous income (expense)	(12,278)	(149,546)	(116,147)	166,184
Total other income and (expenses)	(1,485,338)	568,402	1,567,861	5,585,009
Net loss before provision for income taxes	(3,777,798)	(2,890,620)	(8,198,115)	(13,117,831)
Provision for income taxes	3,712	14,075	(21,453)	27,247
Net loss	(3,781,510)	(2,904,695)	(8,176,662)	(13,145,078)
Accretion on Series A and B convertible preference shares of subsidiary associated with premium				15,242
Accretion on Series A-1 Convertible Preferred Stock associated with beneficial conversion feature				(9,250,009)
Series A-1 preferred dividend	(206,684)	(196,665)	(801,534)	(458,208)
Net loss attributable to common stockholders	$ (3,988,194)	$ (3,101,360)	$ (8,978,196)	$ (22,838,053)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.1)	$ (0.07)	$ (0.22)	$ (0.55)
Shares used to compute net loss per share - basic and diluted (in Shares)	41,680,735	41,648,633	41,660,953	41,455,980

Consolidated Statements of Operations (Parentheticals) (USD $)	0 Months Ended	12 Months Ended
	May 27, 2011	Dec. 31, 2011
Excess debt discount expensed as interest	$ 2,255,074	$ 2,255,074

Consolidated Statements Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (3,781,510)	$ (2,904,695)	$ (8,176,662)	$ (13,145,078)
Foreign currency translation adjustments	(12,479)	234,688	142,056	(225,304)
Total comprehensive loss	$ (3,793,989)	$ (2,670,007)	$ (8,034,606)	$ (13,370,382)

Consolidated Statements of Stockholders` Equity (USD $)	Series A, B and C Convertible Preference Shares of Subsidiary [Member]	Series A-1 Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2010			$ 41,175	$ 38,881,075	$ (43,265,399)	$ 287,877	$ (4,055,272)
Balances (in Shares) at Dec. 31, 2010			41,175,464
Restricted stock issued for services, net of forfeitures			240	(688)			(448)
Restricted stock issued for services, net of forfeitures (in Shares)			240,444
Issuance of common stock for cash upon exercise of options, net of 121,246 shares forfeited in cashless exercise			204	8,996			9,200
Issuance of common stock for cash upon exercise of options, net of 121,246 shares forfeited in cashless exercise (in Shares)			203,494
Issuance of Series C convertible preference shares of subsidiary	4,993,728						4,993,728
Issuance of Series C convertible preference shares of subsidiary (in Shares)	3,233,734
Reclassification of Series A convertible preference shares of subsidiary to permanent equity resulting from amendment to terms of redemption option	206						206
Reclassification of Series A convertible preference shares of subsidiary to permanent equity resulting from amendment to terms of redemption option (in Shares)	888,888
Reclassification of Series B convertible preference shares of subsidiary to permanent equity due to lapse of redemption option	1,123,200						1,123,200
Reclassification of Series B convertible preference shares of subsidiary to permanent equity due to lapse of redemption option (in Shares)	444,444
Issuance of Series A-1 Convertible Preferred Stock for cash, net of allocated offering costs of $886,422		9,838,569		9,250,009			19,088,578
Issuance of Series A-1 Convertible Preferred Stock for cash, net of allocated offering costs of $886,422 (in Shares)		2,937,500
Issuance of warrants, net of allocated offering costs of $806,039				8,946,378			8,946,378
Transfer on waiver of anti-dilution rights related to 1,051,074 warrants				315,803			315,803
Transfer on waiver of cure amount rights related to convertible promissory notes				573,923			573,923
Stock-based compensation				779,029			779,029
Net loss					(13,145,078)		(13,145,078)
Accretion on Series A-1 Convertible Preferred Stock associated with beneficial conversion feature				(9,250,009)			(9,250,009)
Accretion on redeemable convertible preference shares of subsidiary associated with premium					15,242		15,242
Translation adjustment						(225,304)	(225,304)
Balances at Dec. 31, 2011	6,117,134	9,838,569	41,619	49,504,516	(56,395,235)	62,573	9,169,176
Balances (in Shares) at Dec. 31, 2011	4,567,066	2,937,500	41,619,402
Restricted stock issued for services, net of forfeitures			62	(62)
Restricted stock issued for services, net of forfeitures (in Shares)			61,500
Stock-based compensation				387,892			387,892
Net loss					(8,176,662)		(8,176,662)
Translation adjustment						142,056	142,056
Balances at Dec. 31, 2012	$ 6,117,134	$ 9,838,569	$ 41,681	$ 49,892,346	$ (64,571,897)	$ 204,629	$ 1,522,462
Balances (in Shares) at Dec. 31, 2012	4,567,066	2,937,500	41,680,902

Consolidated Statements of Stockholders` Equity (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2011
Issuance of common stock upon exercise of options, shares forfeited in cashless exercise, Shares	121,246
Issuance of Series A-1 Convertible Preferred Stock for cash allocated offering costs (in Dollars)	$ 886,422
Issuance of warrants allocated offering costs (in Dollars)	$ 806,039
Transfer on waiver of anti-dilution rights related to warrants	1,051,074

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,781,510)	$ (2,904,695)	$ (8,176,662)	$ (13,145,078)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	223,996	268,032	903,291	834,861
Stock-based compensation	104,802	105,518	387,892	779,029
Exchange gain on issuance of convertible preference shares of subsidiary				(58,575)
Gain (loss) on revaluation of derivative liabilities, net	593,717	(1,076,721)	(3,759,146)	(9,271,985)
Liquidated damages for late S-1 registration				532,161
Excess debt discount expensed as interest				2,255,074
Interest converted to principal on convertible promissory notes	206,712	196,692	801,645	460,383
Provision for excess and obsolete inventory	(260)	69,307	59,175	1,052,266
Amortization of debt discount	629,361	149,738	1,185,547	113,081
Change in operating assets and liabilities:
Restricted cash				100,651
Accounts receivable	(105,529)	(54,050)	(278,457)	749,010
Inventories	46,942	(61,937)	190,299	(1,523,541)
Prepaid expenses and other assets	(116,991)	87,996	146,783	483,943
Accounts payable	136,434	(103,717)	(298,086)	(424,479)
Accrued payroll and related costs	67,466	88,050	(411,506)	207,068
Other accrued expenses	249,259	(150,533)	381,337	229,247
Net cash used in operating activities	(1,745,601)	(3,386,320)	(8,867,888)	(16,626,884)
Cash flows from investing activities:
Purchase of property and equipment	(20,713)	(2,509)	(54,767)	(621,120)
Net cash used in investing activities	(20,713)	(2,509)	(54,767)	(621,120)
Cash flows from financing activities:
Repayment of capital lease obligations				(8,852)
Net proceeds from issuance of Series C convertible preference shares of subsidiary				5,052,303
Repayment of term loan				(2,178,585)
Net proceeds from issuance of Series A-1 convertible preferred stock, convertible promissory notes and warrants				27,492,876
Proceeds from issuance of common stock and warrants, net of offering costs				9,200
Payment of taxes for restricted stock forfeited				(448)
Net cash provided by financing activities				30,366,494
Effect of exchange rates on cash	(12,274)	221,004	134,236	(211,259)
Net increase (decrease) in cash and cash equivalents	(1,778,588)	(3,167,825)	(8,788,419)	12,907,231
Cash and cash equivalents at beginning of the period	6,328,753	15,117,172	15,117,172	2,209,941
Cash and cash equivalents at end of the period	4,550,165	11,949,347	6,328,753	15,117,172
Supplemental disclosures of cash flow information:
Cash paid for interest	4,341
Cash paid for income taxes	$ 11,132	$ 11,722

The Company	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Nature of Operations [Text Block]

NOTE 1.  The Company

General – WaferGen Bio-systems, Inc. and its subsidiaries (the “Company”) are engaged in the development, manufacture and sale of systems for gene expression quantification, genotyping and stem cell research. The Company’s products are aimed at researchers who perform genetic analysis, primarily at pharmaceutical and biotech companies, academic and private research centers and diagnostics companies involved in biomarker discovery and genetic research. Through the SmartChip products, the Company plans to provide new performance standards with significant savings in time and cost for professionals in the field of gene expression research and to facilitate biomarker discovery, toxicology, and clinical research.

Wafergen, Inc. was incorporated in the State of Delaware on October 22, 2002, and was acquired by WaferGen Bio-systems, Inc. in a reverse merger on May 31, 2007.

On January 24, 2008, the Company formed a new subsidiary in Malaysia. This subsidiary, WaferGen Biosystems (M) Sdn. Bhd. (“WGBM”), is involved in various initiatives to support a number of the Company’s ongoing development and commercialization goals. The parent company owns 100% of the common stock and 8.2% (including all shares that have been assumed by the parent company pursuant to exercises of exchange rights for which the Company has received notice from investors) of the preference shares of this entity. The Company expects that all of the subsidiary’s preference shares will be redeemed or converted into shares of the parent company, however if all preference shares were converted into common stock of WGBM, the parent company would own 72.8% of WGBM’s common stock. See Note 5 below.

On August 30, 2011, the Company formed a new wholly owned subsidiary in Luxembourg to establish a presence for its marketing and research activities in Europe.

Management’s Plan.  The Company has incurred operating losses and negative cash flows from operations since its inception. Management expects that revenues will increase as a result of current and future product releases. However, the Company also expects to incur additional expenses for the development and expansion of its products, marketing campaigns, and operating costs as it expands its operations. Therefore, the Company expects operating losses and negative cash flows to continue for the foreseeable future. It is management’s plan to obtain additional working capital through additional financings. The Company believes that it will be successful in expanding operations, gaining market share, and raising additional funds. However, there can be no assurance that in the event the Company requires additional financing, such financing will be available at terms which are favorable, or at all. Failure to generate sufficient cash flows from operations or raise additional capital could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Going Concern.  The Company’s condensed consolidated financial statements have been presented on a basis that contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company continues to face significant risks associated with the successful execution of its strategy given the current market environment for similar companies and failure to generate sufficient revenues or raise additional capital could have a material adverse effect on the Company’s ability to continue as a going concern and to achieve its intended business objectives. These facts raise substantial doubt about the Company’s ability to continue as a going concern, and there can be no assurance that the Company will be successful in its efforts to enhance its liquidity situation. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1.  The Company

General.  WaferGen Bio-systems, Inc. and its subsidiaries (the “Company”) are engaged in the development, manufacture and sale of systems used for gene expression quantification, genotyping and stem cell research. The Company’s products are aimed at researchers who perform genetic analysis, primarily at pharmaceutical and biotech companies, academic and private research centers, and diagnostics companies involved in biomarker discovery and genetic research. Through the SmartChip products, the Company plans to provide new performance standards with significant savings in time and cost for professionals in the field of gene expression research and to facilitate biomarker discovery, toxicology, and clinical research.

Wafergen, Inc. was incorporated in the State of Delaware on October 22, 2002, and was acquired by WaferGen Bio-systems, Inc. in a reverse merger on May 31, 2007.

On January 24, 2008, the Company formed a new subsidiary in Kulim Hi-Tech Park, Kedah, Malaysia. This subsidiary, WaferGen Biosystems (M) Sdn. Bhd. (“WGBM”), is involved in various initiatives to support a number of the Company’s ongoing development and commercialization goals. The Company owns 100% of the common stock and 8.2% (including all shares that have been assumed by the Company pursuant to exercises of exchange rights) of the preference shares of this entity. The Company expects that all of the subsidiary’s preference shares will be converted into shares of the Company, however if all preference shares were converted into common stock of WGBM, the Company would own 72.8% of WGBM’s common stock. See Note 6 below.

On August 30, 2011, the Company formed a new wholly owned subsidiary in Luxembourg, to establish a presence for its marketing and research activities in Europe.

On May 27, 2011, the Company completed a private placement offering (the “May 2011 Private Placement”) with certain accredited investors, pursuant to which the Company sold an aggregate of approximately 2,937,500 shares of Series A-1 Convertible Preferred Stock at a stated value of $5.20 per share, with each share being convertible into ten shares of common stock, convertible promissory notes in the aggregate principal amount of $15,275,000, convertible into an aggregate of approximately 2,679,824 shares of Series A-2 Convertible Preferred Stock at a price of $5.70 per share, with each share being convertible into ten shares of common stock, and warrants to purchase 56,173,248 shares of the Company’s common stock at an exercise price of $0.62 per whole share. The Company received aggregate gross proceeds of $30,550,000, which after deducting issuance costs of $2,524,963 and liquidated damages of $532,161paid for late S-1 registration left net proceeds of $27,492,876.

Subject to certain ownership limitations, the warrants issued in the May 2011 Private Placement were exercisable immediately and will expire five years from the date of issuance. They include a provision for excess shares in the event of a change in ownership and contain standard anti-dilution clauses in the event of recapitalization, stock splits or combinations, merger or reorganization, dividends or distributions and similar equity adjustments, but do not contain anti-dilution provisions that would prevent them from being considered indexed to the Company’s common stock, so they are accounted for within stockholders’ equity.

The Company retained a selling agent in connection with this registered direct offering, and pursuant to the terms of a selling agency agreement, the Company paid the selling agents an aggregate fee totaling approximately $2,120,125.

Management’s Plan.  The Company  has incurred operating losses and negative cash flows from operations since its inception. Management expects that revenues will increase as a result of current and future product releases. However, the Company also expects to incur additional expenses for the development and expansion of its products, marketing campaigns, and operating costs as it expands its operations. Therefore, the Company expects operating losses and negative cash flows to continue for the foreseeable future. It is management’s plan to obtain additional working capital through additional financings. The Company believes that it will be successful in expanding operations, gaining market share, and raising additional funds. However, there can be no assurance that in the event the Company requires additional financing, such financing will be available at terms which are favorable, or at all. Failure to generate sufficient cash flows from operations or raise additional capital could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Going Concern.  The Company’s consolidated financial statements have been presented on a basis that contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company continues to face significant risks associated with the successful execution of its strategy given the current market environment for similar companies and failure to generate sufficient revenues or raise additional capital could have a material adverse effect on the Company’s ability to continue as a going concern and to achieve its intended business objectives. These facts raise substantial doubt about the Company’s ability to continue as a going concern, and there can be no assurance that the Company will be successful in its efforts to enhance its liquidity situation. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Text Block]
NOTE 2.  Summary of Significant Accounting Policies

Basis of Presentation – The Company has prepared the accompanying condensed consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to these rules and regulations. These condensed consolidated financial statements should be read in conjunction with our audited financial statements and footnotes related thereto for the year ended December 31, 2012, included in our Form 10-K filed with the SEC. In the opinion of management, the unaudited condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary to present fairly the Company’s financial position and the results of its operations and cash flows. The results of operations for such interim periods are not necessarily indicative of the results to be expected for the full year.

Basis of Consolidation – The condensed consolidated financial statements include the financial statements of WaferGen Bio-systems, Inc. and its subsidiaries. All significant transactions and balances between the WaferGen Bio-systems, Inc. and its subsidiaries have been eliminated in consolidation.

Use of Estimates – Preparing condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results and outcomes could differ from these estimates and assumptions.

Foreign Currencies – Assets and liabilities of non-U.S. subsidiaries for which the local currency is the functional currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average rates of exchange prevailing during each reporting period. Remeasurement adjustments resulting from this process are charged or credited to other comprehensive income (loss). Foreign exchange gains and losses for assets and liabilities of the Company’s non-U.S. subsidiaries for which the functional currency is the U.S. dollar are recorded in miscellaneous income (expense) in the Company’s condensed consolidated statements of operations.

Accounts Receivable – An allowance for doubtful accounts will be recorded based on a combination of historical experience, aging analysis, and information on specific accounts. Account balances will be written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventory – Inventory is recorded at the lower of cost (first-in, first-out) or market value. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures.

Governmental Subsidies – Incentives received from governments in the form of grants are recorded as a reduction in expense in accordance with their purpose. Grants awarded for the purpose of matching specified expenditures are not recognized until a definitive agreement has been signed by both parties; thereafter income is recognized to the extent that the related expenses have been incurred. The Company recognized $80,096 and nil in governmental subsidies in the three months ended March 31, 2013 and 2012, respectively, which was offset against operating expenses in the statement of operations.

Stock-Based Compensation – The Company measures the fair value of all stock-based awards to employees, including stock options, on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. The fair value of awards to consultants is measured on the dates on which performance of services is completed, with interim valuations recorded at balance sheet dates while performance is in progress. The fair value of options is estimated using the Black-Scholes valuation model, and of restricted stock is based on the Company’s closing share price on the measurement date.

Change in Fair Value of Derivatives – The Company recognizes its warrants with certain anti-dilution protection, the Series A convertible preference shares of its Malaysian subsidiary, and the conversion element of its convertible promissory notes and of the Series B convertible preference shares of its Malaysian subsidiary as derivative liabilities. Such liabilities are valued when the financial instruments are initially issued or the derivative first requires recognition and are also revalued at each reporting date, with the change in their respective fair values being recorded as a gain or loss on revaluation within other income and expenses in the statement of operations. The Company determines the fair value of all of its derivative liabilities using a Monte Carlo Simulation approach, with key input variables provided by management.

Warranty Reserve – The Company’s standard warranty agreement is one year from shipment of certain products. The Company accrues for anticipated warranty costs upon shipment of these products. The Company’s warranty reserve is based on management’s judgment regarding anticipated rates of warranty claims and associated repair costs, and is updated quarterly.

Net Income (Loss) Per Share – Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding plus common share equivalents from conversion of dilutive stock options, warrants, and restricted stock using the treasury method, and convertible securities using the as-converted method, except when antidilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

Recent Accounting Pronouncements

In March 2013, the FASB issued ASU 2013-05, “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). ASU 2013-05 clarifies the circumstances under which the cumulative translation adjustment arising from the consolidation of entities for which the functional currency is not the U.S. dollar should be released into net income. The Company adopted this guidance effective January 1, 2013, and its adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

NOTE 2.  Summary of Significant Accounting Policies

Basis of Presentation.  The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

Principles of Consolidation.  The consolidated financial statements include the financial statements of WaferGen Bio-systems, Inc. and its subsidiaries. All significant transactions and balances between the WaferGen Bio-systems, Inc. and its subsidiaries have been eliminated in consolidation.

Use of Estimates.  Preparing financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses. Actual results and outcomes could differ from these estimates and assumptions.

Cash and Cash Equivalents.  The Company considers all highly liquid debt investments with a remaining maturity of three months or less when purchased to be cash and cash equivalents.

Restricted Cash.  Cash and cash equivalents that are restricted as to withdrawal or usage under the terms of contractual agreements are recorded as restricted cash.

Foreign Currencies.  Assets and liabilities of non-U.S. subsidiaries for which the local currency is the functional currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average rates of exchange prevailing during each reporting period. Remeasurement adjustments resulting from this process are charged or credited to other comprehensive income (loss). Foreign exchange gains and losses for assets and liabilities of the Company’s non-U.S. subsidiaries for which the functional currency is the U.S. dollar are recorded in miscellaneous income (expense) in the Company’s consolidated statement of operations.

Fair Value of Financial Instruments.  The carrying amounts of accounts receivable, prepaid expenses, other assets, accounts payable, accrued payroll and related costs and other accrued expenses approximate fair value due to the short-term maturities of these instruments.

Concentration of Credit Risk.  Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Malaysia are also guaranteed by the Malaysian government. The Company’s total deposits at commercial banks usually exceed the balances insured. The Company generally requires no collateral from its customers.

Accounts Receivable.  An allowance for doubtful accounts will be recorded based on a combination of historical experience, aging analysis, and information on specific accounts. Account balances will be written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventory.  Inventory is recorded at the lower of cost (first-in, first-out) or market value. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures.

Advertising Costs.  Advertising costs of nil and $32,780 were expensed as incurred in the years ended December 31, 2012 and 2011, respectively.

Property and Equipment.  Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Equipment	3 to 5 years
Tools and molds	3 years
Leasehold improvements	3 to 5 years, or remaining lease term if shorter
Furniture and fixtures	5 years

Costs of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operating expenses.

Deferred Financing Costs.  Costs incurred in connection with the issuance of debt are capitalized and amortized as interest expense using the effective interest method. The unamortized amounts are included in other assets.

Impairment of Long-Lived Assets.  The Company continually evaluates whether events and circumstances have occurred that indicate the remaining estimated useful life of long-lived assets may warrant revision or that the remaining balance of long-lived assets may not be recoverable. When factors indicate that long-lived assets should be evaluated for possible impairment, the Company uses an estimate of the related undiscounted future cash flows over the remaining life of the long-lived assets in measuring whether they are recoverable. If the estimated undiscounted future cash flows do not exceed the carrying value of the asset, a loss is recorded as the excess of the asset’s carrying value over its fair value. No assets were determined to be impaired in 2012 and 2011.

Income Taxes.  Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. Accounting for deferred tax represents the best estimate of the likely future tax consequences of events that have been recognized in the Company’s consolidated financial statements and tax returns and their future probability. A valuation allowance is recorded for loss carry-forwards and other deferred tax assets where it is more likely than not that such loss carry-forwards and deferred tax assets will not be realized. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes.

Governmental Subsidies.  Incentives received from governments in the form of grants are recorded as a reduction in expense in accordance with their purpose. Grants awarded for the purpose of matching specified expenditures are not recognized until a definitive agreement has been signed by both parties; thereafter income is recognized to the extent that the related expenses have been incurred. The Company recognized $243,778 in governmental subsidies in the year ended December 31, 2012, which was offset against operating expenses in the statement of operations.

Revenue Recognition.  The Company recognizes revenue when (i) delivery of product has occurred or services have been rendered, (ii) there is persuasive evidence of a sale arrangement, (iii) selling prices are fixed or determinable, and (iv) collectability from the customers (individual customers and distributors) is reasonable assured. Revenue consists primarily of revenue generated from the sale of the Company’s products. Revenue is recorded when the risk and rewards of ownership are transferred to the Company’s customers (individual customers and distributors). This generally occurs when the Company’s products are shipped from its facility as title has passed. Revenue is recorded net of estimated cash discount. The Company estimates and accrues an allowance for sale returns at the time the product is sold. To date, sales returns have not been material. Distributors have a fourteen day inspection period however this period is not an acceptance provision that purports to be a trial or evaluation purpose, is not an acceptance provision that grants a right of return or exchange on the basis of subjective matters, and is not an acceptance provision based on customer-specific objective criteria. The fourteen day inspection period is an acceptance provision that is based on seller-specified objective criteria.

Revenue from multi-deliverable arrangements is recognized for each element on delivery of product or completion of service. A typical multi-deliverable arrangement would be the shipment of capital equipment to a customer, followed by the delivery of services or of expendable equipment, provided such delivery is both probable and substantially within the Company’s control. Revenue for each deliverable is allocated based on full list selling prices, although if none of the deliverables is disproportionately discounted relative to the overall discount, this allocation is approximated by using the actual selling price of each deliverable to the customer. The actual cost of revenue for each deliverable is recognized when the revenue for that deliverable is recognized.

Stock-Based Compensation.  The Company measures the fair value of all stock-based awards to employees, including stock options, on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. The fair value of awards to consultants is measured on the dates on which performance of services is completed, with interim valuations recorded at balance sheet dates while performance is in progress. The fair value of options is estimated using the Black-Scholes valuation model, and of restricted stock is based on the Company’s closing share price on the measurement date.

Change in Fair Value of Derivatives.  The Company recognizes its warrants with certain anti-dilution protection, the Series A convertible preference shares of its Malaysian subsidiary, and the conversion element of its convertible promissory notes and of the Series B convertible preference shares of its Malaysian subsidiary as derivative liabilities. Such liabilities are valued when the financial instruments are initially issued or the derivative first requires recognition and are also revalued at each reporting date, with the change in their respective fair values being recorded as a gain or loss on revaluation within other income and expenses in the statement of operations. The Company determines the fair value of all of its derivative liabilities using a Monte Carlo Simulation approach, with key input variables provided by management.

Warranty Reserve.  The Company’s standard  warranty agreement is one year from shipment of certain products. The Company accrues for anticipated warranty costs upon shipment of these products. The Company’s warranty reserve is based on management’s judgment regarding anticipated rates of warranty claims and associated repair costs, and is updated quarterly.

Research and Development.  Research and development costs are charged to operations as incurred.

Other Comprehensive Income.  Other comprehensive income arises solely due to the cumulative translation adjustments which ensue from the Company’s accounting policy for foreign currencies.

Net Income (Loss) Per Share.  Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding plus common share equivalents from conversion of dilutive stock options, warrants, and restricted stock using the treasury method, and convertible securities using the as-converted method, except when antidilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

Reclassification.  Certain reclassifications have been made to prior periods’ data to conform to the current presentation. These reclassifications had no effect on reported net losses.

Recent Accounting Pronouncements.

In May 2011, the FASB issued ASU 2011‑04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011‑04”). ASU 2011‑04 results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. The Company adopted this guidance effective January 1, 2012, and its adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013‑02”). ASU 2013‑02 requires entities to report the effect of reclassifications out of accumulated other comprehensive income on the respective line items in the statement of operations. The Company adopted this guidance effective October 1, 2012, and its adoption had no impact on the Company’s consolidated financial condition or results of operations.

Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Text Block]
NOTE 3.  Inventories

Inventories, net of provisions for potentially excess, obsolete or impaired goods, consisted of the following at March 31, 2013, and December 31, 2012:

	March 31, 2013	December 31, 2012

Raw materials	$111,554	$158,316

Work in process	115,028	179,314

Finished goods	222,222	157,856

Inventories, net	$448,804	$495,486

NOTE 3.  Inventories

Inventories, net of provisions for potentially excess, obsolete or impaired goods, consisted of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Raw materials	$158,316	$167,765

Work in process	179,314	191,450

Finished goods	157,856	385,793

Inventories, net	$495,486	$745,008

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4.  Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Equipment	$2,883,447	$2,876,490
Tools and molds	24,620	97,687
Leasehold improvements	111,356	105,327
Furniture and fixtures	148,261	154,930

Total property and equipment	3,167,684	3,234,434

Less accumulated depreciation and amortization	(2,293,622)	(1,520,344)

Property and equipment, net	$874,062	$1,714,090

Depreciation and amortization expense totaled $903,291 and $834,861 for the years ended December 31, 2012 and 2011, respectively.

Long Term Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-term Debt [Text Block]
NOTE 4.  Long Term Obligations

On May 27, 2011, the Company sold convertible promissory notes in the aggregate principal amount of $15,275,000, convertible into an aggregate of approximately 2,679,824 shares of Series A-2 Convertible Preferred Stock at a price of $5.70 per share, with each share being convertible into ten shares of common stock. The convertible promissory notes were sold along with convertible preferred stock and warrants for aggregate gross proceeds of $30,550,000, which after deducting issuance costs of $2,524,963 left net proceeds of $28,025,037. Interest on the convertible promissory notes accrues at a rate of 5% per annum, and may either be paid on the last day of each fiscal quarter, or added to the principal amount of the notes, at the Company’s option.

Using the relative fair value of the securities issued, the Company initially allocated the gross proceeds of $30,550,000 as follows:

Security	Allocated Fair Value	Issuance Costs	Interest Expense	Net Allocation

Series A-1 Convertible Preferred Stock	$10,724,991	$(886,422)	$—	$9,838,569
Convertible promissory notes	10,072,592	(832,502)	2,255,074	11,495,164
Warrants	9,752,417	(806,039)	—	8,946,378

Total	$30,550,000	$(2,524,963)	$2,255,074	$30,280,111

The debt discount related to the debt element of the convertible promissory notes of $14,442,497 is being amortized as non-cash interest expense using the effective yield method over the 3.5 year contractual term of the convertible promissory notes. The $832,502 in issuance costs allocated to the convertible promissory notes was recorded as a deferred financing cost, which is also being amortized as a non-cash interest expense using the effective yield method over the 3.5 year contractual term of the promissory notes.

The Company values the derivative liability for the conversion element of the convertible promissory notes using a Monte Carlo Simulation approach, using critical assumptions provided by management reflecting conditions at the valuation dates.

The fair value of this derivative liability at March 31, 2013 and 2012, was estimated to be $155,990 and $1,081,869, respectively, using a closing stock price of $0.06 and $0.15, respectively, and based on the following assumptions:

	March 31, 2013	March 31, 2012

Risk-free interest rate	0.10%	0.25%
Remaining contractual term	1.66 Years	2.66 Years
Expected volatility	131.11%	94.40%
Dividend yield	0%	0%

The fair value of this derivative liability at December 31, 2012 and 2011, was estimated to be $274,928 and $1,931,295, respectively. The decrease in the fair value of this derivative liability of $118,938 and $849,426 during the three months ended March 31, 2013 and 2012, respectively, was recorded as a revaluation gain (see Note 9).

The balance of the convertible promissory notes comprises the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012

Convertible Promissory Notes Payable:
Face value	$15,275,000	$15,275,000
Interest added to principal	1,468,740	1,262,028
Stated value	16,743,740	16,537,028
Debt discount – conversion element, net of accumulated amortization of $1,927,989 and $1,298,628 respectively	12,514,508	13,143,869

Notes payable, net of debt discount	$4,229,232	$3,393,159

NOTE 5.  Long Term Obligations

On December 7, 2010, the Company entered a $2,000,000 Loan and Security Agreement (“LSA”) with Oxford Finance Corporation (“Oxford”). Borrowings under this term loan were at an interest rate of approximately 13%, and for the first six months, interest only was repayable, after which the balance of principal and interest were repayable in equal monthly installments over a thirty month period. The Company granted Oxford a first priority security interest in substantially all of its assets, excluding its intellectual property.

The Company issued a total of 95,368 warrants to Oxford in connection with the LSA. These warrants have a term of five years, and an exercise price of $1.468. Utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of $1.41, an expected term of four years, estimated volatility of 43.96%, a zero dividend rate and a risk-free interest rate of 1.305%, the Company determined the total allocated fair value of the warrants to be $46,230.

Further, the Company incurred initial costs of $157,240 to obtain the LSA, which contained a provision providing for a termination fee of $95,000. The total financing costs of $298,470 were amortized as a non-cash interest expense over the period of the loan using the effective interest method.

The loan was repaid in full on May 27, 2011. At this date, the unamortized financing costs of $222,275 plus additional costs of $83,585 arising from early termination were expensed as interest.

On May 27, 2011, the Company sold convertible promissory notes in the aggregate principal amount of $15,275,000, convertible into an aggregate of approximately 2,679,824 shares of Series A-2 Convertible Preferred Stock at a price of $5.70 per share, with each share being convertible into ten shares of common stock. The convertible promissory notes were sold along with convertible preferred stock and warrants for aggregate gross proceeds of $30,550,000, which after deducting issuance costs of $2,524,963 left net proceeds of $28,025,037. Interest on the convertible promissory notes accrues at a rate of 5% per annum, and may either be paid on the last day of each fiscal quarter, or added to the principal amount of the notes, at the Company’s option.

Using the relative fair value of the securities issued, the Company initially allocated the gross proceeds of $30,550,000 to the convertible promissory notes ($10,072,592), the Series A-1 convertible preferred stock ($10,724,991 - see Note 7) and the warrants ($9,752,417 - see Note 9). However, until September 30, 2011, the convertible promissory notes contained features that adjusted the number of shares issuable to investors in the event the Company requested conversion of the convertible promissory notes in certain circumstances. They also contain features affording the holder additional shares in the event of certain organic changes to the Company. Because these features result in the embedded conversion element not being considered indexed to the Company’s equity, the Company recognizes the conversion element of the convertible promissory notes as a derivative liability at its fair value. A liability of $11,495,163 (see below) was thus recognized on the date of issuance, and this is marked to its fair value through income in all subsequent periods. Because the fair value of the conversion element exceeded the net proceeds initially allocated to the convertible promissory notes, the Company recognized a loss of $2,255,074 at the date the convertible promissory notes were issued. The loss is reflected as additional interest expense.

In summary, the Company allocated the gross proceeds and issuance costs as follows:

Security	Allocated Fair Value	Issuance Costs	Interest Expense	Net Allocation

Series A-1 Convertible Preferred Stock	$10,724,991	$(886,422)	$—	$9,838,569
Convertible promissory notes	10,072,592	(832,502)	2,255,074	11,495,164
Warrants	9,752,417	(806,039)	—	8,946,378

Total	$30,550,000	$(2,524,963)	$2,255,074	30,280,111

The debt discount related to the debt element of the convertible promissory notes of $14,442,497 is being amortized as non-cash interest expense using the effective yield method over the 3.5 year contractual term of the convertible promissory notes. The $832,502 in issuance costs allocated to the convertible promissory notes was recorded as a deferred financing cost, which is also being amortized as a non-cash interest expense using the effective yield method over the 3.5 year contractual term of the promissory notes.

The Company values the derivative liability for the conversion element of the convertible promissory notes using a Monte Carlo Simulation approach, using critical assumptions provided by management reflecting conditions at the valuation dates.

The fair value of this derivative liability at May 27, 2011, was estimated to be $11,495,163, using a closing stock price of $0.68, and based on assumptions which included an estimated volatility of 64.31%, a risk-free interest rate of 0.21%, a zero dividend rate and a contractual term of 3.5 years. The fair value of this derivative liability at December 31, 2011, was estimated to be $1,931,295, using a closing stock price of $0.16, and based on assumptions which included an estimated volatility of 82.82%, a risk-free interest rate of 0.18%, a zero dividend rate and a contractual term of 2.91 years. The fair value of this derivative liability at December 31, 2012, was estimated to be $274,928, using a closing stock price of $0.03, and based on assumptions which included an estimated volatility of 126.91%, a risk-free interest rate of 0.13%, a zero dividend rate and a contractual term of 1.91 years (see Note 10).

During the year ended December 31, 2012, the decrease in the fair value of the derivative liability of $1,656,367 was recorded as a revaluation gain. On September 30, 2011, Company and the note holders modified the convertible promissory note to eliminate the feature that adjusted the number of shares issuable to investors in the event the Company requested conversion of the convertible promissory notes in certain circumstances. This modification reduced the fair value of the conversion element derivative by $573,923. The gain from that reduction in value was recognized as an increase in Stockholders’ Equity. During the year ended December 31, 2011, the remainder of the decrease in the fair value of the derivative liability of $8,989,945 was recorded as a revaluation gain (see Note 10).

The balance of the convertible promissory notes comprises the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Convertible Promissory Notes Payable:
Face value	$15,275,000	$15,275,000
Interest added to principal	1,262,028	460,383
Stated value	16,537,028	15,735,383
Debt discount – conversion element, net of accumulated amortization of $1,298,628 and $113,081 respectively	13,143,869	14,329,416

Notes payable, net of debt discount	$3,393,159	$1,405,967

The Company leases its office space for use in its operations under non-cancellable operating leases that expire in April 2015 and December 2013.

Aggregate future minimum obligations for leases in effect as of December 31, 2012 are as follows:

Operating Leases

Year ending December 31,
2013	$488,265
2014	635,340
2015	218,175

Total minimum obligations	$1,341,780

Rent expense totaled $597,261 and $758,908 for the years ended December 31, 2012 and 2011, respectively.

Convertible Preference Shares of Subsidiary	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Convertible Preference Shares Of Subsidiary [Text Block]
NOTE 5.  Convertible Preference Shares of Subsidiary

In 2008, the Company’s Malaysian subsidiary, WGBM, issued Series A convertible preference shares (“CPS”) to Malaysian Technology Development Corporation Sdn. Bhd. (“MTDC”), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription and Shareholders’ Agreement dated May 8, 2008, at the U.S. dollar equivalent of $2.25 per share. In 2009 and 2010, WGBM issued Series B CPS to Expedient Equity Ventures Sdn. Bhd. (“EEV”) and Prima Mahawangsa Sdn. Bhd. (“PMSB”), both venture capital and development firms in Malaysia, in a private placement under a Share Subscription Agreement dated April 3, 2009, (“Series B SSA”) at the U.S. dollar equivalent of $2.25 per share. In 2009, WGBM issued Series B CPS to Kumpulan Modal Perdana Sdn. Bhd. (“KMP”), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription Agreement dated July 1, 2009, at the U.S. dollar equivalent of $2.25 per share.

In 2010, both EEV and KMP exercised their option (see Paragraph (b) below) to sell to the Company their holdings of 222,222 and 188,057 Series B CPS, respectively, in exchange for shares of the Company’s common stock.

These transactions, along with the issuance of Series C CPS in 2011 (see below), are summarized as follows:

Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000	—	444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000	—	444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500	—	222,222
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000	—	222,222
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		1,333,332

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303	—	3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,567,066

Under the terms of a Deed of Adherence dated April 3, 2009 (and under the Series C SSA, as defined below), certain rights of the holders of the Series A CPS were modified. In addition, under the terms of the Series B SSA, the use of funds raised through the issuance of both Series A and Series B CPS was restricted, requiring at least 60% of the total to be utilized for the Company’s operations in Malaysia.

Following these modifications, the rights of the holders of Series A and B CPS included, but were not limited to, the right:

(a)
to put to the Company their CPS (or ordinary shares in WGBM received on conversion of those CPS under paragraph (c) below) at any time during the year 2011 that the share price of the Company’s common stock is below $2.25 in order to redeem for cash (or, at the holder’s option, shares of Company common stock of equivalent value) the amount originally invested in USD plus a premium of 8%, compounded annually, with yearly rests (each year’s accrued interest would be forfeited in the event of redemption prior to the anniversary of the initial investment) (the “Redemption Option,” since amended for Series A and expired for Series B, see below);

(b)
to cause the Company to exchange their CPS for common stock of the Company at an exchange rate of US$2.25 per share of common stock, provided, in the case of Series B CPS, that commencing on August 1, 2010, if during the 10-day trading period immediately prior to the holder’s exercise notice the average closing price of the Company’s common stock is less than US$2.647, then the holder may exchange CPS at an exchange rate equal to 85% of such 10-day average closing price. This option expires on May 8, 2013, for MTDC’s Series A CPS, on April 3, 2014, for EEV’s and PMSB’s Series B CPS and on July 1, 2014, for KMP’s Series B CPS (the “Conversion Option,” since exercised by EEV and KMP);

(c)	to convert their CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of three ordinary shares per $100 invested in CPS;

(d)
to cause the subsidiary, WGBM, to redeem the CPS in whole or in part at any time after December 31, 2011, the principal paid plus a premium of 20% per annum, not compounding, from funds legally available for distribution (which is determined based on stock par value, premiums paid and retained earnings). On March 15, 2013, PMSB requested redemption of their Series B CPS under this contract term, and on April 2, 2013, the Company formally advised them that, principally due to WGBM having an accumulated deficit in excess of $3.5 million, there are presently no funds legally available for distribution;

(e)	of first offer on any transfers or new issuance of subsidiary shares; and

(f)	for each of Series A and Series B CPS, to appoint one of the seven directors of the subsidiary (see below also).

Since the Conversion Option affords holders of Series B CPS the right to receive a variable number of shares of the Company’s common stock, this feature is not indexed to the Company’s equity and is therefore accounted for as a derivative liability, with the estimated fair value being calculated at each reporting date using a Monte Carlo Simulation approach, using key input variables provided by management, with changes in fair value recorded as gains or losses on revaluation in non-operating income (expense).

On December 31, 2011, the Series B CPS Redemption Option lapsed. The Series B CPS recorded in temporary equity was transferred to permanent equity and the value of the derivative liability for the conversion element, now the only substantive right available to PMSB, increased significantly as a result.

Series B CPS fair values at March 31, 2013 and 2012, were estimated to be $1,212,385 and $1,248,385, respectively, using a closing stock price of $0.06 and $0.15, respectively, and based on the following assumptions:

	March 31, 2013	March 31, 2012

Risk-free interest rate	0.13%	0.27%
Expected remaining term	0.81 Years	1.61 Years
Expected volatility	130.91%	90.76%
Dividend yield	0%	0%

Series B CPS fair values at December 31, 2012 and 2011, were estimated to be $1,210,909 and $1,245,101. The increase in the fair value of this derivative liability of $1,476 and $3,284 during the three months ended March 31, 2013 and 2012, respectively, was recorded as a revaluation loss (see Note 9).

Based on the average closing price of the Company’s common stock of $0.060 in the 10-day trading period immediately prior to March 31, 2013, PMSB could have converted their Series B CPS into 19,607,843 shares of such stock had they exercised the Conversion Option on that date.

On December 9, 2011, the terms of the Series A CPS were amended by a Letter Agreement with MTDC (the “MTDCLA”) to extend the period during which MTDC could exercise the Redemption Option from December 31, 2011 to April 3, 2014. In addition, the holder’s option to elect to receive shares of Company common stock of equivalent value (see above) was amended to give the Company the option, upon the exercise of the Redemption Option, to pay in shares of its common stock at an Applicable Stock Price (“ASP”), calculated as 85% of the average closing price of that stock during the 10-day trading period immediately prior to MTDC’s exercise notice. Further, the ASP is subject to a ceiling of $1.55 and a floor of $0.10. The amendment that allows the Company to settle the Redemption Option in a variable number of shares causes the Redemption Option to no longer be considered indexed to the Company’s equity. As a result, the Company recognizes the Redemption Option as an embedded derivative requiring bifurcation and the host instrument (the Series A CPS absent the Redemption Option) as part of permanent equity.

Series A CPS fair values at March 31, 2013 and 2012, were estimated to be $1,207,762 and $2,204,365, respectively, using a closing stock price of $0.06 and $0.15, respectively, and based on the following assumptions:

	March 31, 2013		March 31, 2012

Risk-free interest rate	0.08% - 0.12%	0	0.23% - 0.28%
Expected remaining term	0.30 - 0.66 Years		1.30 - 1.66 Years
Expected volatility	115.56% - 128.08%		89.99% - 96.41%
Dividend yield	0%		0%

Series A CPS fair values at December 31, 2012 and 2011, were estimated to be $619,652 and $2,135,715, respectively. The increase in the fair value of this derivative liability of $588,110 and $68,650 during the three months ended March 31, 2013 and 2012, respectively, was recorded as a revaluation loss (see Note 9). On March 31, 2013, the cash value of the Redemption Option was $2,720,978. Since 85% of the average closing price of the Company’s common stock of $0.060 in the 10-day trading period immediately prior to March 31, 2013, was less than the ASP floor of $0.10, the Company could have settled this liability by issuing 27,209,779 shares of its common stock if MTDC had exercised the Conversion Option on that date.

On March 10, 2011, WGBM received $5,000,000, less issuance costs totaling $6,272, in exchange for the issuance of 3,233,734 Series C convertible preference shares (“CPS”) to MTDC, in a private placement at the U.S. dollar equivalent of $1.5462 per share, representing the first subscription under a Share Subscription Agreement dated December 14, 2010, (“Series C SSA”) to sell 3,233,734 Series C CPS at an initial closing and, should MTDC so elect within 36 months of the initial closing, to sell 1,077,911 shares of Series C CPS at a subsequent closing at the U.S. dollar equivalent of US$2.3193 per share. MTDC may also elect to convert their Series C CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of one ordinary share per 100 CPS. MTDC may appoint one of the seven directors of the subsidiary (in addition to the director they may appoint as the holder of Series A CPS), and an additional independent director may be jointly appointed by MTDC and the Company. Each Series C CPS issued at the initial closing can convert into one share of the Company on April 3, 2014 (this was extended from December 20, 2011, by the MTDCLA), and each Series C CPS issued at the subsequent closing will convert into one share of the Company on the anniversary of that closing, but the Series C may convert at any earlier date following each closing at MTDC’s option.

WGBM is authorized to issue 200,000,000 preference shares with a par value of RM0.01. There were 4,977,345 preference shares (including 410,279 Series B CPS held by the Company upon exercise by EEV and KMP of their options) issued and outstanding at March 31, 2013, and December 31, 2012.

NOTE 6.  Convertible Preference Shares of Subsidiary

In 2008, the Company’s Malaysian subsidiary, WGBM, issued Series A convertible preference shares (“CPS”) to Malaysian Technology Development Corporation Sdn. Bhd. (“MTDC”), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription and Shareholders’ Agreement dated May 8, 2008, at the U.S. dollar equivalent of $2.25 per share. In 2009 and 2010, WGBM issued Series B CPS to Expedient Equity Ventures Sdn. Bhd. (“EEV”) and Prima Mahawangsa Sdn. Bhd. (“PMSB”), both venture capital and development firms in Malaysia, in a private placement under a Share Subscription Agreement dated April 3, 2009, (“Series B SSA”) at the U.S. dollar equivalent of $2.25 per share. In 2009, WGBM issued Series B CPS to Kumpulan Modal Perdana Sdn. Bhd. (“KMP”), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription Agreement dated July 1, 2009, at the U.S. dollar equivalent of $2.25 per share.

In 2010, both EEV and KMP exercised their option (see Paragraph (b) below) to sell to the Company their holdings of 222,222 and 188,057 Series B CPS, respectively, in exchange for shares of the Company’s common stock.

These transactions, along with the issuance of Series C CPS in 2011 (see below), are summarized as follows:

Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000	—	444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000	—	444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500	—	222,222
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000	—	222,222
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		1,333,332

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303	—	3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,567,066

Under the terms of a Deed of Adherence dated April 3, 2009 (and under the Series C SSA, as defined below), certain rights of the holders of the Series A CPS were modified. In addition, under the terms of the Series B SSA, the use of funds raised through the issuance of both Series A and Series B CPS was restricted, requiring at least 60% of the total to be utilized for the Company’s operations in Malaysia.

Following these modifications, the rights of the holders of Series A and B CPS included, but were not limited to, the right:

(a)   to put to the Company their CPS (or ordinary shares in WGBM received on conversion of those CPS under paragraph (c) below) at any time during the year 2011 that the share price of the Company’s common stock is below $2.25 in order to redeem for cash (or, at the holder’s option, shares of Company common stock of equivalent value) the amount originally invested in USD plus a premium of 8%, compounded annually, with yearly rests (each year’s accrued interest would be forfeited in the event of redemption prior to the anniversary of the initial investment) (the “Redemption Option,” since amended for Series A and expired for Series B, see below);

(b)   to cause the Company to exchange their CPS for common stock of the Company at an exchange rate of US$2.25 per share of common stock, provided, in the case of Series B CPS, that commencing on August 1, 2010, if during the 10-day trading period immediately prior to the holder’s exercise notice the average closing price of the Company’s common stock is less than US$2.647, then the holder may exchange CPS at an exchange rate equal to 85% of such 10-day average closing price. This option expires on May 8, 2013, for MTDC’s Series A CPS, on April 3, 2014, for EEV’s and PMSB’s Series B CPS and on July 1, 2014, for KMP’s Series B CPS (the “Conversion Option,” since exercised by EEV and KMP);

(c)   to convert their CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of three ordinary shares per $100 invested in CPS;

(d)   to cause the subsidiary, WGBM, to redeem the CPS in whole or in part at any time after December 31, 2011, for the principal paid plus a premium of 20% per annum, not compounding, from funds legally available for distribution (i.e. retained earnings; there is presently an accumulated deficit in WGBM in excess of $3 million);

(e)   of first offer on any transfers or new issuance of subsidiary shares; and

(f)    for each of Series A and Series B CPS, to appoint one of the seven directors of the subsidiary (see below also).

Since the Conversion Option affords holders of Series B CPS the right to receive a variable number of shares of the Company’s common stock, this feature is not indexed to the Company’s equity and is therefore accounted for as a derivative liability, with the estimated fair value being calculated at each reporting date using a Monte Carlo Simulation approach, using key input variables provided by management, with changes in fair value recorded as gains or losses on revaluation in non-operating income (expense).

On December 31, 2011, the Series B CPS Redemption Option lapsed. The Series B CPS recorded in temporary equity was transferred to permanent equity and the value of the derivative liability for the conversion element, now the only substantive right available to PMSB, increased significantly as a result.

Series B CPS fair values at December 31, 2012 and 2011, were estimated to be $1,210,909 and $1,245,101, respectively, using a closing stock price of $0.03 and $0.16, respectively, and based on the following assumptions:

	December 31, 2012	December 31, 2011

Risk-free interest rate	0.16%	0.28%
Expected remaining term	1.00 Years	1.81 Years
Expected volatility	125.53%	81.69%
Dividend yield	0%	0%

The net decrease in the fair value of the Series B CPS derivative liability of $34,192 during the year ended December 31, 2012, was recorded as a revaluation gain, and the net increase in the fair value of this derivative liability of $1,051,013 (which arose principally due to the lapse of the conversion option) during the year ended December 31, 2011, was recorded as a revaluation loss (see Note 10).

Based on the average closing price of the Company’s common stock of $0.030 in the 10-day trading period immediately prior to December 31, 2012, PMSB could have converted their Series B CPS into 39,215,686 shares of such stock had they exercised the Conversion Option on that date.

On December 9, 2011, the terms of the Series A CPS were amended by a Letter Agreement with MTDC (the “MTDCLA”) to extend the period during which MTDC could exercise the Redemption Option from December 31, 2011 to April 3, 2014. In addition, the holder’s option to elect to receive shares of Company common stock of equivalent value (see above) was amended to give the Company the option, upon the exercise of the Redemption Option, to pay in shares of its common stock at an Applicable Stock Price (“ASP”), calculated as 85% of the average closing price of that stock during the 10-day trading period immediately prior to MTDC’s exercise notice. Further, the ASP is subject to a ceiling of $1.55 and a floor of $0.10.

The amendment that allows the Company to settle the Redemption Option in a variable number of shares causes the Redemption Option to no longer be considered indexed to the Company’s equity. As a result, the Company recognized the Redemption Option as an embedded derivative requiring bifurcation effective December 9, 2011. The Company valued the Redemption Option utilizing a Monte Carlo Simulation, using a stock price of $0.16 and assumptions of estimated volatilities of 78.02% to 80.22%, risk-free interest rates of 0.27% and estimated remaining terms of 1.61 to 1.96 years; the fair value of the Redemption Option was estimated to be $2,198,828. The host instrument (the Series A CPS absent the Redemption Option) is not redeemable and therefore should be classified as part of permanent equity. Accordingly, this modification to the Series A CPS resulted in (1) the recognition of a derivative liability of $2,198,828, (2) the elimination of temporary equity of $2,519,424, and (3) an increase in permanent equity of $320,596. As the fair value of the amended Series A CPS was $320,390 less than the carrying amount of the accreted Series A CPS prior to the amendment, $320,390 of the amount transferred to permanent equity was treated as reversal of prior accretion of the Series A CPS.

Series A CPS fair values at December 31, 2012 and 2011, were estimated to be $619,652 and $2,135,715, respectively, using a closing stock price of $0.03 and $0.16, respectively, and based on the following assumptions:

	December 31, 2012	December 31, 2011

Risk-free interest rate	0.11% - 0.15%	0.28%
Expected remaining term	0.55 – 0.90 Years	1.55 - 1.90 Years
Expected volatility	123.55% - 127.94%	81.15% - 82.83%
Dividend yield	0%	0%

The net decrease in the fair value of the Series A CPS derivative liability of $1,516,063 and $63,113 during the year ended December 31, 2012, and during the 22 days ended December 31, 2011, respectively, was recorded as a revaluation gain (see Note 10).

On December 31, 2012, the cash value of the Redemption Option was $2,720,978. Since 85% of the average closing price of the Company’s common stock of $0.030 in the 10-day trading period immediately prior to December 31, 2012, was less than the ASP floor of $0.10, the Company could have settled this liability by issuing 27,209,779 shares of its common stock if MTDC had exercised the Conversion Option on that date.

On March 10, 2011, WGBM issued 3,233,734 Series C CPS to MTDC in a private placement at the U.S. dollar equivalent of $1.5462 per share, representing the first subscription under a Share Subscription Agreement dated December 14, 2010, (“Series C SSA”) to sell 3,233,734 Series C CPS at an initial closing and, should MTDC so elect within 36 months of the initial closing, to sell 1,077,911 shares of Series C CPS at a subsequent closing at the U.S. dollar equivalent of US$2.3193 per share (see Note 9). MTDC may also elect to convert their Series C CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of one ordinary share per 100 CPS. MTDC may appoint one of the seven directors of the subsidiary (in addition to the director they may appoint as the holder of Series A CPS), and an additional independent director may be jointly appointed by MTDC and the Company. Each Series C CPS issued at the initial closing can convert into one share of the Company on April 3, 2014 (this was extended from December 20, 2011, by the MTDCLA), and each Series C CPS issued at the subsequent closing will convert into one share of the Company on the anniversary of that closing, but the Series C may convert at any earlier date following each closing at MTDC’s option.

WGBM is authorized to issue 200,000,000 preference shares with a par value of RM0.01. There were 4,977,345 preference shares (including 410,279 Series B CPS held by the Company upon exercise by EEV and KMP of their options) issued and outstanding at December 31, 2012 and 2011.

Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Preferred Stock [Text Block]
NOTE 6.  Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized. Effective May 26, 2011, the Company designated 4,500,000 shares as Series A-1 Convertible Preferred Stock and 4,500,000 shares as Series A-2 Convertible Preferred Stock (together, the “Series A Preferred Stock”). Each share of Series A Preferred Stock is convertible into ten shares of common stock, subject to an ownership cap whereby conversion may not occur to the extent the holder would own more than 9.985% of the common stock following conversion, and entitles the holder to receive dividends, as, when and if declared by the Company’s Board of Directors, at an annual rate of 5% of the stated value per share of the respective series. Such dividends accrue, compounding quarterly, and accumulate on each share of Series A Preferred Stock from the date of issuance, whether or not declared, until November 27, 2014, when the right to further dividends ceases. The Series A Preferred Stock has no voting rights, and in the event of liquidation ranks senior to common stock.

Effective May 27, 2011, the Company sold an aggregate of 2,937,499.97 shares of Series A-1 Convertible Preferred Stock with a stated value of $5.20 per share. The Company recorded the allocated valuation of $10,724,991 (see Note 4), less allocated issuance costs of $886,422, as Series A-1 Convertible Preferred Stock within permanent equity.

As of March 31, 2013, $1,466,426 of undeclared dividends had been accrued with respect to the outstanding Series A-1 Convertible Preferred Stock, of which $206,684 and $196,665 relates to the three months ended March 31, 2013 and 2012, respectively.

NOTE 7.  Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized. Effective May 26, 2011, the Company designated 4,500,000 shares as Series A-1 Convertible Preferred Stock and 4,500,000 shares as Series A-2 Convertible Preferred Stock (together, the “Series A Preferred Stock”). Each share of Series A Preferred Stock is convertible into ten shares of common stock, subject to an ownership cap whereby conversion may not occur to the extent the holder would own more than 9.985% of the common stock following conversion, and entitles the holder to receive dividends, as, when and if declared by the Company’s Board of Directors, at an annual rate of 5% of the stated value per share of the respective series. Such dividends accrue, compounding quarterly, and accumulate on each share of Series A Preferred Stock from the date of issuance, whether or not declared, until November 27, 2014, when the right to further dividends ceases. The Series A Preferred Stock has no voting rights, and in the event of liquidation ranks senior to common stock.

Effective May 27, 2011, the Company sold an aggregate of 2,937,499.97 shares of Series A-1 Convertible Preferred Stock with a stated value of $5.20 per share. The Company recorded the allocated valuation of $10,724,991 (see Note 5), less allocated issuance costs of $886,422, as Series A-1 Convertible Preferred Stock within permanent equity. The Company also recognized a beneficial conversion feature calculated as the number of potential conversion shares multiplied by the excess of the market price of the common stock on the issuance date over the price per conversion share based on the valuation allocated to the Series A-1 Convertible Preferred Stock. Since this preferred stock is immediately convertible and not redeemable, this non-contingent beneficial conversion feature of $9,250,009 was recorded as a one-time accretion expense.

As of December 31, 2012, $1,259,742 of undeclared dividends had been accrued with respect to the outstanding Series A-1 Convertible Preferred Stock, of which $801,534 and $458,208 related to the year ended December 31, 2012 and 2011, respectively.

Stock Awards	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 7.  Stock Awards

The Company has awards outstanding under three plans - the 2003 Incentive Stock Plan (the “2003 Plan”), the 2007 Stock Option Plan (the “2007 Plan”) and the 2008 Stock Incentive Plan (the “2008 Plan”) (collectively, the “Plans”). Under the 2003 Plan and 2007 Plan, incentive stock options, nonqualified stock options, restricted stock and restricted stock units could be granted. Awards vested over varying periods, as specified by the Company’s Board of Directors for each grant, and are exercisable for a maximum period of ten years after date of grant. Both of these plans have been frozen, resulting in no further shares being available for grant.

The Company presently issues awards under the 2008 Plan, initially adopted by the Company’s stockholders on June 5, 2008, and subsequently amended to authorize the issuance of additional shares of the Company’s common stock. The purpose of the 2008 Plan is to provide an incentive to retain the employment of directors, officers, consultants, advisors and employees of the Company, to attract new personnel whose training, experience and ability are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons in the Company’s development and financial success. Under the 2008 Plan, the Company is authorized to issue incentive stock options, non-qualified stock options, restricted stock and restricted stock units, although no more than 50% of the authorized shares may be granted pursuant to awards of restricted stock and restricted stock units. Awards that expire or are canceled generally become available for issuance again under the 2008 Plan. The number of shares of the Company’s common stock available under the 2008 Plan will be subject to adjustment in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in the Company’s common stock or capital structure. Awards may vest over varying periods, as specified by the Company’s Board of Directors for each grant, and have a maximum term of seven years from the grant date. The 2008 Plan is administered by the Company’s Board of Directors.

The Company has issued both options and restricted stock under these Plans. Restricted stock grants afford the recipient the opportunity to receive shares of common stock, subject to certain terms, whereas options give them the right to purchase common stock at a set price. Both the Company’s options and restricted stock issued to employees generally have vesting restrictions that are eliminated over a four-year period, although vesting may be over a shorter period, or may occur on the grant date, depending on the terms of each individual award.

A summary of stock option and restricted stock transactions in the three months ended March 31, 2013, is as follows:

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Shares	Grant-Date
	for Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2013	2,927,986	11,424,498	$0.4193	7,500	$0.1400
Vested	––	––	$––	(7,500)	$0.1400
Forfeited	457,917	(457,917)	$0.0979	—	$—
Canceled	77,083	(109,477)	$0.1405	—	$––

Balance at March 31, 2013	3,462,986	10,857,104	$0.4357	—	$—

No options were exercised during the three months ended March 31, 2013 or 2012. The aggregate intrinsic value of options outstanding at March 31, 2013, was $3,875, all related to options exercisable, based on our common stock closing price of $0.06. Aggregate intrinsic value is the total pretax amount (i.e., the difference between the Company’s stock price and the exercise price) that would have been received by the option holders had all their in-the-money options been exercised.

There were no options granted during the three months ended March 31, 2013. The weighted-average grant date fair value of options awarded in the three months ended March 31, 2012, was $0.10. Fair values were estimated using the following assumptions:

	Three Months Ended March 31,
	2013	2012

Risk-free interest rate	—	0.73% - 1.46%
Expected term	—	4.75 Years
Expected volatility	—	65.02% - 96.56%
Dividend yield	—	0%

The amounts expensed for stock-based compensation totaled $104,802 and $105,518 for the three months ended March 31, 2013 and 2012, respectively.

At March 31, 2013, the total stock-based compensation cost not yet recognized, net of estimated forfeitures, was $399,803. This cost is expected to be recognized over an estimated weighted average amortization period of 2.05 years. No amounts related to stock-based compensation costs have been capitalized. The tax benefit and the resulting effect on cash flows from operating and financing activities related to stock-based compensation costs were not recognized as the Company currently provides a full valuation allowance for all of its deferred taxes.

NOTE 8.  Stock Awards

The Company has awards outstanding under three plans - the 2003 Incentive Stock Plan (the “2003 Plan”), the 2007 Stock Option Plan (the “2007 Plan”) and the 2008 Stock Incentive Plan (the “2008 Plan”) (collectively, the “Plans”). Under the 2003 Plan and 2007 Plan, incentive stock options, nonqualified stock options, restricted stock and restricted stock units could be granted. Awards vested over varying periods, as specified by the Company’s Board of Directors for each grant, and are exercisable for a maximum period of ten years after date of grant. Both of these plans have been frozen, resulting in no further shares being available for grant.

The Company presently issues awards under the 2008 Plan, initially adopted by the Company’s stockholders on June 5, 2008, and subsequently amended to authorize the issuance of additional shares of the Company’s common stock. The purpose of the 2008 Plan is to provide an incentive to retain the employment of directors, officers, consultants, advisors and employees

The Company presently issues awards under the 2008 Plan, initially adopted by the Company’s stockholders on June 5, 2008, and subsequently amended to authorize the issuance of additional shares of the Company’s common stock. The purpose of the 2008 Plan is to provide an incentive to retain the employment of directors, officers, consultants, advisors and employees of the Company, to attract new personnel whose training, experience and ability are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons in the Company’s development and financial success. Under the 2008 Plan, the Company is authorized to issue incentive stock options, non-qualified stock options, restricted stock and restricted stock units, although no more than 50% of the authorized shares may be granted pursuant to awards of restricted stock and restricted stock units. Awards that expire or are canceled generally become available for issuance again under the 2008 Plan. The number of shares of the Company’s common stock available under the 2008 Plan will be subject to adjustment in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in the Company’s common stock or capital structure. Awards may vest over varying periods, as specified by the Company’s Board of Directors for each grant, and have a maximum term of seven years from the grant date. The 2008 Plan is administered by the Company’s Board of Directors.

The Company has issued both options and restricted stock (including restricted stock units) under the Plans. Restricted stock grants afford the recipient the opportunity to receive shares of common stock, subject to certain terms, whereas options give them the right to purchase common stock at a set price. Both the Company’s options and restricted stock issued to employees generally have vesting restrictions that are eliminated over a four-year period, although vesting may be over a shorter period, or may occur on the grant date, depending on the terms of each individual award.

A summary of stock option and restricted stock transactions is as follows:

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Options	Grant-Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2011	2,191,821	5,543,893	$1.5218	127,500	$1.6422
2008 Plan Amendment	8,000,000	—	$—	—	$—
Granted	(1,504,635)	1,153,550	$0.6427	351,085	$0.8497
Exercised	—	(324,740)	$0.3220	—	$—
Vested	—	—	$—	(362,944)	$0.8909
Forfeited	1,247,521	(1,140,021)	$1.2928	(110,000)	$1.6050
Canceled	370,364	(925,782)	$1.7061	(641)	$2.3900

Balance at December 31, 2011	10,305,071	4,306,900	$1.3978	5,000	$1.2500
Granted	(9,785,500)	9,724,000	$0.1164	61,500	$0.1385
Vested	—	—	$—	(59,000)	$0.2325
Forfeited	1,471,073	(1,471,073)	$0.5925	—	$—
Canceled	937,342	(1,135,329)	$1.3123	—	$—

Balance at December 31, 2012	2,927,986	11,424,498	$0.4193	7,500	$0.1400

The following table summarizes information concerning outstanding options as of December 31, 2012:

		Weighted
		Average	Weighted
		Remaining	Average	Aggregate
	Number of	Contractual	Exercise	Intrinsic
Options	Shares	Life (in Years)	Price	Value

Outstanding	11,424,498	5.71	$0.4193	$2,898
Vested and expected to vest	10,262,319	5.66	$0.4502	$2,898
Exercisable	4,123,060	4.82	$0.8747	$2,898

The aggregate intrinsic value in the preceding table represents the total pre-tax value (i.e., the difference between the Company’s stock price and the exercise price) of stock options outstanding as of December 31, 2012, based on our common stock closing price of $0.03, which would have been received by the option holders had all their in-the-money options been exercised as of that date.

The weighted average fair value of options granted in the years ended December 31, 2012 and 2011, was $0.08 and $0.29, respectively. These fair values were estimated using the following assumptions (see also Note 10):

	Year Ended December 31,
	2012		2011

Risk-free interest rate	0.71% - 1.14%	0	0.79% - 2.24%
Expected term	4.75 Years		4.75 Years
Expected volatility	65.02% - 103.61%		42.44% - 66.83%
Dividend yield	0%		0%

The grant date fair value of options vested in the years ended December 31, 2012 and 2011, was $334,650 and $463,168, respectively. No options were exercised during the year ended December 31, 2012. The Company received $104,566 for the 324,740 options exercised during the year ended December 31, 2011, which had an intrinsic value of $203,399.

The amounts expensed for stock-based compensation totaled $387,892 and $779,029 for the years ended December 31, 2012 and 2011, respectively. The sums expensed include $120 and $130,230 for restricted stock awards to consultants in the years ended December 31, 2012 and 2011, respectively.

At December 31, 2012, the total stock-based compensation cost not yet recognized, net of estimated forfeitures, was $509,984. This cost is expected to be recognized over an estimated weighted average amortization period of 2.20 years. No amounts related to stock-based compensation costs have been capitalized. The tax benefit and the resulting effect on cash flows from operations and financial activities, related to stock-based compensation costs were not recognized as the Company currently provides a full valuation allowance for all of its deferred taxes.

Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 8.  Warrants

The Company has incurred liabilities for the estimated fair value of derivative warrant instruments. The estimated fair value of the derivative warrant instruments has been calculated using a Monte Carlo Simulation approach, with key input variables provided by management, as of each issuance date, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as gains or losses on revaluation in non-operating income (expense).

The aggregate fair value of such warrants at March 31, 2013 and 2012, was estimated to be $225,764 (with the fair value per warrant share ranging from a de minimis amount to $0.05) and $355,990 (with the fair value per warrant share ranging from $0.01 to $0.06), respectively, using a closing stock price of $0.06 and $0.15, respectively, and based on the following assumptions:

	March 31, 2013		March 31, 2012

Risk-free interest rate	0.05% - 0.18%	0	0.21% - 0.36%
Expected remaining term	0.14 - 1.39 Years		1.14 - 2.19 Years
Expected volatility	94.54% - 128.32%		86.75% - 100.11%
Dividend yield	0%		0%

The aggregate fair value of such warrants at December 31, 2012 and 2011, was estimated to be $102,695 and $655,219, respectively. During the three months ended March 31, 2013, an increase in the fair value of the warrant derivative liability of $123,069 was recorded as a revaluation loss and during the three months ended March 31, 2012, a decrease in the fair value of the warrant derivative liability of $299,229 was recorded as a revaluation gain (see Note 9).

A summary of outstanding common stock warrants as of March 31, 2013, is as follows:

	Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
	Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

.	Common stock	56,173,248	—	$0.6200	May 2016
	Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
	Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
	Common stock	2,265,071	2,084,914	$0.8400	May 2013
	Common stock	95,368	—	$1.4680	December 2015
	Common stock	203,500	—	$1.5000	July 2015
	Common stock	3,000,830	—	$1.5500	July 2015
	Common stock	200,000	—	$3.0000	December 2014 and November 2015

	Subtotal	69,301,409	8,577,389

	Series C CPS	1,077,911	—	$2.3193	March 2014

	Total	70,379,320	8,577,389

The warrants expiring in May 2016 were issued in conjunction with the May 2011 Private Placement, and were recorded at an allocated valuation of $9,752,417 (see Note 4), less allocated issuance costs of $806,039, at the time of issuance. These warrants include the right to receive consideration for the unexercised portion of the warrant, based on a Black-Scholes model set forth in the warrants, in the event of certain substantial changes in ownership or trading status of the Company. This contingent embedded derivative will be accounted for only if such an event should occur.

The warrants expiring in June and August 2014 were originally issued in June and August 2009 with an exercise price of $2.00 and entitled the holders thereof to purchase an aggregate of 1,750,185 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of March 31, 2013, had an exercise price of $0.78 and entitled the holders thereof to purchase an aggregate of 4,487,656 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 769,231 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments.

The warrants expiring in December 2014 and January 2015 were originally issued in December 2009 and January 2010 with an exercise price of $2.50 and entitled the holders thereof to purchase an aggregate of 966,247 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of March 31, 2013, had an exercise price of $0.84 and entitled the holders thereof to purchase an aggregate of 2,875,736 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 101,686 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments.

The warrants expiring in May 2013 were originally issued in May 2008 with an exercise price of $3.00 and entitled the holders thereof to purchase an aggregate of 634,220 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of March 31, 2013, had an exercise price of $0.84 and entitled the holders thereof to purchase an aggregate of 2,265,071 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 180,157 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments.

The Series C SSA (see Note 5) grants the holders of the Series C CPS the right to subscribe for a further 1,077,911 CPS at a price of $2.3193. Since these Series C CPS would convert into common stock of the Company within one year of the subscription date, this right is, for accounting purposes, equivalent to a warrant to purchase the Company’s common stock.

NOTE 9.  Warrants

The Company has incurred liabilities for the estimated fair value of derivative warrant instruments. The estimated fair value of the derivative warrant instruments has been calculated using a Monte Carlo Simulation approach, with key input variables provided by management, as of each issuance date, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as gains or losses on revaluation in non-operating income (expense).

Fair values at December 31, 2012 and 2011, were estimated to be $102,695 (with the fair value per warrant share ranging from $0.0000006 to $0.02) and $655,219 (with the fair value per warrant share ranging from $0.02 to $0.10), respectively, using a closing stock price of $0.03 and $0.16, respectively, and based on the following assumptions:

	December 31, 2012		December 31, 2011
Risk-free interest rate	0.08% - 0.21%	0	0.16% - 0.32%
Expected remaining term	0.38 - 1.58 Years		1.25 - 2.39 Years
Expected volatility	117.58% - 131.42%		80.66% - 85.13%
Dividend yield	0%		0%

During the year ended December 31, 2012, the decrease in the fair value of the warrant derivative liability of $552,524 was recorded as a revaluation gain. In connection with the fundraising in May 27, 2011, members of management, with warrants to purchase a total of 1,051,074 shares with an estimated fair value of $315,803 following anti-dilution adjustments as of that date, waived their right to any future anti-dilution adjustments, so this estimated fair value was transferred to stockholders’ equity. During the year ended December 31, 2011, the remainder of the decrease in the fair value of the warrant derivative liability of $1,269,940 was recorded as a revaluation gain (see Note 10).

A summary of outstanding common stock warrants as of December 31, 2012 is as follows:

	Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
	Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

.	Common stock	56,173,248	—	$0.6200	May 2016
	Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
	Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
	Common stock	2,265,071	2,084,914	$0.8400	May 2013
	Common stock	95,368	—	$1.4680	December 2015
	Common stock	203,500	—	$1.5000	July 2015
	Common stock	3,000,830	—	$1.5500	July 2015
	Common stock	200,000	—	$3.0000	December 2014 and November 2015

	Subtotal	69,301,409	8,577,389

	Series C CPS	1,077,911	—	$2.3193	March 2014

	Total	70,379,320	8,577,389

The warrants expiring in May 2016 were issued in conjunction with the May 2011 Private Placement (see Note 1), and were valued at the time of issuance utilizing the Black-Scholes valuation model, using an exercise price of $0.62, a closing stock price of $0.68 and assuming an estimated volatility of 89.58%, a risk free interest rate of 1.03%, a zero dividend rate and an expected term of 3.5 years. These warrants include the right to receive consideration for the unexercised portion of the warrant, based on a Black-Scholes model set forth in the warrants, in the event of certain substantial changes in ownership or trading status of the Company. This contingent embedded derivative will be accounted for only if such an event should occur.

The warrants expiring in December 2014 and January 2015 were originally issued in December 2009 and January 2010 with an exercise price of $2.50 and entitled the holders thereof to purchase an aggregate of 966,247 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2012, had an exercise price of $0.84 and entitled the holders thereof to purchase an aggregate of 2,875,736 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 101,686 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments.

The warrants expiring in June and August 2014 were originally issued in June and August 2009 with an exercise price of $2.00 and entitled the holders thereof to purchase an aggregate of 1,750,185 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2012, had an exercise price of $0.78 and entitled the holders thereof to purchase an aggregate of 4,487,656 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 769,231 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments.

The warrants expiring in May 2013 were originally issued in May 2008 with an exercise price of $3.00 and entitled the holders thereof to purchase an aggregate of 634,220 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2012, had an exercise price of $0.84 and entitled the holders thereof to purchase an aggregate of 2,265,071 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 180,157 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments.

The 95,368 warrants expiring in December 2015 were issued in December 2010 in conjunction with obtaining a term loan (see Note 5).

The Series C SSA (see Note 6) grants the holders of the Series C CPS the right to subscribe for a further 1,077,911 CPS at a price of $2.3193. Since these Series C CPS would convert into common stock of the Company within one year of the subscription date, this right is, for accounting purposes, equivalent to a warrant to purchase the Company’s common stock.

Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Text Block]
NOTE 9.  Fair Value of Financial Instruments

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value.

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2013 and December 31, 2012:

	Level 1	Level 2	Level 3	Total
March 31, 2013
Financial Assets:
Cash and cash equivalents	$4,550,165	$—	$—	$4,550,165

Total assets	$4,550,165	$—	$—	$4,550,165

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$225,764	$225,764

Conversion element of promissory notes	—	—	155,990	155,990

Conversion element of Series B CPS	—	—	1,212,385	1,212,385

Series A CPS derivative liabilities	—	—	1,207,762	1,207,762

Total liabilities	$—	$—	$2,801,901	$2,801,901

	Level 1	Level 2	Level 3	Total
December 31, 2012
Financial Assets:
Cash and cash equivalents	$6,328,753	$—	$—	$6,328,753

Total assets	$6,328,753	$—	$—	$6,328,753

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$102,695	$102,695

Conversion element of promissory notes	—	—	274,928	274,928

Conversion element of Series B CPS	—	—	1,210,909	1,210,909

Series A CPS derivative liabilities	—	—	619,652	619,652

Total liabilities	$—	$—	$2,208,184	$2,208,184

The following tables present a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended March 31, 2013 and 2012:

		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2013	$102,695	$274,928	$1,210,909	$619,652	$2,208,184
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	123,069	(118,938)	1,476	588,110	593,717
Settlements	—	—	—	—	—
Balance at March 31, 2013	$225,764	$155,990	$1,212,385	$1,207,762	$2,801,901

Total gains (losses) included in other income and expenses attributable to liabilities still held as of March 31, 2013	$(123,069)	$118,938	$(1,476)	$(588,110)	$(593,717)

		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2012	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	(299,229)	(849,426)	3,284	68,650	(1,076,721)
Settlements	—	—	—	—	—
Balance at March 31, 2012	$355,990	$1,081,869	$1,248,385	$2,204,365	$4,890,609

Total gains (losses) included in other income and expenses attributable to liabilities still held as of March 31, 2012	$299,229	$849,426	$(3,284)	$(68,650)	$1,076,721

Assumptions used in evaluating the warrant derivative liabilities, the conversion element of the promissory notes, the conversion element of the Series B CPS and the Series A CPS derivative liabilities are discussed in Notes 8, 4, 5 and 5, respectively. The principal assumptions used, and their impact on valuations, are as follows:

Risk-Free Interest Rate.  This is the U.S. Treasury rate for the measurement date having a term equal to the weighted average expected remaining term of the instrument. An increase in the risk-free interest rate will increase the fair value and the associated derivative liability.

Expected Remaining Term.  This is the period of time over which the instrument is expected to remain outstanding and is based on management’s estimate, taking into consideration the remaining contractual life, and historical experience. For the convertible promissory notes, the Company considers a blend of expected remaining terms prior to partial conversion into Series A-2 Convertible Preferred Stock, giving consideration to the likelihood of conversion under various scenarios, and a further blend of expected remaining terms prior to partial conversion into common stock, all based on management’s projections of when such conversions would occur within the contractual term. An increase in the expected remaining term will increase the fair value and the associated derivative liability.

Expected Volatility.  This is a measure of the amount by which the Company’s common stock price has fluctuated or is expected to fluctuate. To the extent that the Company’s common stock has not been traded for as long as the expected remaining term of the instrument, the Company uses a weighted average of the historic volatility of a group of publicly traded companies over the retrospective period corresponding to the expected remaining term of the instrument on the measurement date. The group of publicly traded companies is selected from the same industry or market index, with extra weighting attached to those companies most similar in terms of business activity, size and financial leverage. To the extent that the Company’s common stock has been traded for longer than the expected remaining term of the instrument, equal weighting is applied to this weighted average and to the Company’s own historic volatility over the same term to determine expected volatility. An increase in the expected volatility will increase the fair value and the associated derivative liability.

Dividend Yield.  The Company has not made any dividend payments and does not plan to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value and the associated derivative liability.

NOTE 10.  Fair Value of Financial Instruments

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three  hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value.

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011:

	Level 1	Level 2	Level 3	Total
December 31, 2012
Financial Assets:
Cash and cash equivalents	$6,328,753	$—	$—	$6,328,753

Total assets	$6,328,753	$—	$—	$6,328,753

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$102,695	$102,695

Conversion element of promissory notes	—	—	274,928	274,928

Conversion element of Series B CPS	—	—	1,210,909	1,210,909

Series A CPS derivative liabilities	—	—	619,652	619,652

Total liabilities	$—	$—	$2,208,184	$2,208,184

	Level 1	Level 2	Level 3	Total
December 31, 2011
Financial Assets:
Cash and cash equivalents	$15,117,172	$—	$—	$15,117,172

Total assets	$15,117,172	$—	$—	$15,117,172

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$655,219	$655,219

Conversion element of promissory notes	—	—	1,931,295	1,931,295

Conversion element of Series B CPS	—	—	1,245,101	1,245,101

Series A CPS derivative liabilities	—	—	2,135,715	2,135,715

Total liabilities	$—	$—	$5,967,330	$5,967,330

The following tables present a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011:

		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2012	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	(552,524)	(1,656,367)	(34,192)	(1,516,063)	(3,759,146)
Settlements	—	—	—	—	—
Balance at December 31, 2012	$102,695	$274,928	$1,210,909	$619,652	$2,208,184

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2012	$552,524	$1,656,367	$34,192	$1,516,063	$3,759,146

		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2011	$2,240,962	$—	$194,088	$—	$2,435,050
Issuances	—	11,495,163	—	2,198,828	13,693,991
Revaluation (gains) losses included in other income and expenses	(1,269,940)	(8,989,945)	1,051,013	(63,113)	(9,271,985)
Settlements	(315,803)	(573,923)	—	—	(889,726)
Balance at December 31, 2011	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2011	$1,324,165	$8,989,945	$(1,051,013)	$63,113	$9,326,210

Assumptions used in evaluating the warrant derivative liabilities, the conversion element of the promissory notes, the conversion element of the Series B CPS and the Series A CPS derivative liabilities are discussed in Notes 9, 5, 6 and 6, respectively. The principal assumptions used, and their impact on valuations, are as follows:

Risk-Free Interest Rate.  This is the U.S. Treasury rate for the measurement date having a term equal to the weighted average expected remaining term of the instrument. An increase in the risk-free interest rate will increase the fair value and the associated derivative liability.

Expected Remaining Term.  This is the period of time over which the instrument is expected to remain outstanding and is based on management’s estimate, taking into consideration the remaining contractual life, and historical experience. For the convertible promissory notes, the Company considers a blend of expected remaining terms prior to partial conversion into Series A-2 Convertible Preferred Stock, giving consideration to the likelihood of conversion under various scenarios, and a further blend of expected remaining terms prior to partial conversion into common stock, all based on management’s projections of when such conversions would occur within the contractual term. An increase in the expected remaining term will increase the fair value and the associated derivative liability.

Expected Volatility.  This is a measure of the amount by which the Company’s common stock price has fluctuated or is expected to fluctuate. To the extent that Company’s common stock has not been traded for as long as the expected remaining term of the instrument, the Company uses a weighted-average of the historic volatility of a group of publicly traded companies over the retrospective period corresponding to the expected remaining term of the instrument  on the measurement date. The group of publicly traded companies is selected from the same industry or market index, with extra weighting attached to those companies most similar in terms of business activity, size and financial leverage. To the extent that the Company’s common stock has been traded for longer than the expected remaining term of the instrument, equal weighting is applied to this weighted average and to the Company's own historic volatility over the same term to determine expected volatility. An increase in the expected volatility will increase the fair value and the associated derivative liability.

Dividend Yield.  The Company has not made any dividend payments and does not  plan to pay dividends in the foreseeable future. An increase in the dividend yield will decrease the fair value and the associated derivative liability.

Cash Flow Information	12 Months Ended
Dec. 31, 2012
Cash Flow, Supplemental Disclosures [Text Block]

NOTE 11.  Cash Flow Information

Cash paid during the years ended December 31, 2012 and 2011, is as follows (interest paid in the year ended December 31, 2011, excludes $178,585 which was paid to Oxford relating to termination of the term loan and was expensed as interest, as described in Note 5):

	Year Ended December 31,
	2012	2011

Interest	$—	$127,062

Income taxes paid	$41,567	$24,817

Income taxes (received)	$(25,539)	$—

Supplemental disclosure of non-cash investing and financing activities for the years ended December 31, 2012 and 2011, is as follows:

	Year Ended December 31,
	2012	2011

Warrant derivative liabilities transferred to equity on waiver of future anti-dilution rights	$—	$315,803

Conversion element of convertible promissory notes transferred to equity on modification of terms (See Note 5)	$—	$573,923

Conversion element bifurcated on issuance of convertible promissory notes	$—	$11,495,163

Interest converted to principal on convertible promissory notes	$801,645	$460,383

Beneficial conversion feature related to Series A-1 Convertible Preferred Stock	$—	$9,250,009

Inventory transferred to property and equipment	$—	$750,501

Accretion on Series A and B convertible preference shares of subsidiary associated with premium	$—	$(15,242)

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]

NOTE 12.  Income Taxes

The provision for income taxes consists of the following for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011

Current:
Federal	$—	$—
State	5,726	—
Foreign	(27,179)	27,247

Total Current	$(21,453)	$27,247

Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—

Total Deferred	$—	$—

Provision for income taxes	$(21,453)	$27,247

A reconciliation of the provision for income taxes with the expected provision for income taxes computed by applying the federal statutory income tax rate of 34% to the net loss before provision for income taxes for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011

Provision for income taxes at federal statutory rate	$(2,787,359)	$(4,460,063)
Federal research and development tax credits	(94,794)	(160,003)
Expenses not deductible, income not taxable	(473,203)	(2,705,607)
Foreign loss taxed at lower rates	164,828	232,280
Change in federal valuation allowance	3,169,075	7,120,640

Provision for income taxes	$(21,453)	$27,247

The components of the deferred tax assets as of December 31, 2012 and 2011, are as follows:

	December 31,	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$25,034,778	$21,588,554
Capitalized start-up cost and research and development cost	607,983	891,708
Research and development tax credit	1,389,625	1,239,795
Depreciation on property and equipment	(156,361)	(366,292)
Stock-based compensation	405,742	677,381
Reserves and accruals	719,909	666,336

Total deferred tax asset	28,001,676	24,697,482

Valuation allowance	(28,001,676)	(24,697,482)

Net deferred tax assets	$—	$—

The following deferred income taxes were provided for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$3,446,224	$6,635,471
Capitalized start-up cost and research and development cost	(283,725)	127,807
Research and development tax credit	149,830	(274,775)
Depreciation on property and equipment	209,931	(476,501)
Stock-based compensation	(271,639)	677,381
Reserves and accruals	53,573	519,602
Valuation allowance	(3,304,194)	(7,208,985)

Net deferred income taxes	$—	$—

Management believes that, based on a number of factors, it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company has provided a full valuation allowance against its net deferred tax assets. At December 31, 2012, the Company had federal and state net operating loss carry-forwards (“NOLs”) of approximately $64,200,000 and $54,800,000, respectively, and foreign operating loss carry-forwards of approximately $3,200,000. The federal and state NOLs will expire in various periods from 2026 through 2032.

At December 31, 2012, the Company had research and development tax credits of approximately $800,000 and $900,000 available to offset future income taxes, if any, for federal and California state purposes, respectively. These federal tax credits will expire in various periods from 2027 through 2032 and the California state tax credits can be carried forward indefinitely.

Utilization of NOLs and tax credit carry-forwards may be subject to substantial limitation due to the ownership change limitations provided by Section 382 of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of NOLs and tax credits before utilization.

The Company files U.S. federal and various state income tax returns. There are no prior year tax returns under audit by taxing authorities, and management is not aware of any impending audits. As a result of the Company’s NOL carry-forwards, all tax years from 2006 through 2012 remain subject to federal and state tax examination.

The Company has established tax reserves for uncertain tax positions totaling $721,000 and $645,000 as of December 31, 2012 and 2011, respectively. A reconciliation of the change in unrecognized tax benefits is as follows:

	Year Ended December31,
	2012	2011
Beginning Balance	$645,000	$—
Additions based on tax positions related to prior years	—	497,000
Additions based on tax positions related to the current year	76,000	148,000
Ending Balance	$721,000	$645,000

All of the unrecognized tax benefits are recognized in the Company’s financial statements as a reduction in the Company’s deferred tax assets. Accordingly, the Company has not accrued any interest or penalties related to unrecognized tax benefits. Because the Company has a full valuation allowance against its deferred tax assets, there will be no income tax effect of releasing the unrecognized tax benefits. The Company expects no significant changes to its uncertain tax positions in the next 12 months.

Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Text Block]
NOTE 10.  Net Loss Per Share

Basic and diluted net loss per share are shown on the statement of operations.

No adjustment has been made to the net loss for charges, gains, losses and accretion related to Series A, B and C CPS, Series A-1 Convertible Preferred Stock and convertible promissory notes, as the effect would be anti-dilutive due to the net loss.

The following outstanding stock options and warrants (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of restricted stock, Series A, B and C CPS, Series A-1 Convertible Preferred Stock and convertible promissory notes were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the three months ended March 31, 2013 and 2012:

	Three Months Ended March 31,
	2013	2012

Common share equivalents issuable upon exercise of common stock options	76,024	220,864

Shares issuable upon vesting of restricted stock	167	29,451

Shares issuable upon conversion of Series A CPS	28,343,520	20,312,694

Shares issuable upon conversion of Series B CPS	19,607,843	7,739,938

Shares issuable upon conversion of Series C CPS	3,233,734	3,233,734

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	32,067,956	30,256,183

Shares issuable upon conversion of convertible promissory notes	29,197,698	27,950,999

Total common share equivalents excluded from denominator for diluted earnings per share computation	112,526,942	89,743,863

NOTE 13.  Net Income (Loss) Per Share

Basic and diluted net income (loss) per share are shown on the Statements of Operations.

No adjustment has been made to the net loss for charges, gains, losses and accretion related to Series A, B and C CPS, Series A-1 Convertible Preferred Stock and convertible promissory notes, as the effect would be anti-dilutive due to the net loss.

The following outstanding stock options and warrants (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of restricted stock, Series A, B and C CPS, Series A-1 Convertible Preferred Stock and convertible promissory notes were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011

Common share equivalents issuable upon exercise of common stock options	121,032	247,294

Shares issuable upon vesting of restricted stock	18,695	54,082

Shares issuable upon conversion of Series A CPS	27,799,325	23,844,479

Shares issuable upon conversion of Series B CPS	39,215,686	9,263,548

Shares issuable upon conversion of Series C CPS	3,233,734	2,631,285

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	31,019,035	17,788,797

Shares issuable upon conversion of convertible promissory notes	28,309,426	16,231,668

Total common share equivalents excluded from denominator for diluted earnings per share computation	129,716,933	70,061,153

Segment Information, Geographic Data, and Significant Customers	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]

NOTE 14.  Segment Information, Geographic Data, and Significant Customers

Operating segments are defined as component of the Company’s business for which separate financial information is available that is evaluated by the Company’s chief operating decision maker in deciding how to allocate resources and assessing performance. The Company presently has only one operating segment.

Revenue by geographic areas for the years ended December 31, 2012 and 2011, are as follows:

	Year Ended December 31,
	2012	2011

United States	$495,547	$207,045
International:
Europe(1)	47,159	297,371
Asia	43,470	18,515

Total revenue	$586,176	$522,931

__________

(1)  Sales to Europe in 2011 included approximately $270,000 to Belgium.

Revenues are attributed to geographical areas based on where the Company’s products are shipped.

Long-lived assets by geographic areas as of December 31, 2012 and 2011, are as follows:

	2012	2011

United States	$690,454	$1,387,283
Malaysia	183,608	326,807

Total long-lived assets	$874,062	$1,714,090

Customers accounting for more than 10% of either total revenues during the years ended December 31, 2012 or 2011, or accounts receivable as at December 31, 2012 or 2011, are tabulated as follows:

	Revenues, Year Ended December 31,				Accounts Receivable, December 31,
	2012		2011		2012		2011

Customer A	$146,000	25%	$—	—	$140,000	45%	$—	—
Customer B	$131,465	22%	$628	0%	$—	—	$628	2%
Customer C	$124,473	21%	$—	—	$150,145	49%	$—	—
Customer D	$—	—	$269,609	52%	$—	—	$—	—
Customer E	$—	—	$66,750	13%	$—	—	$11,250	38%
Customer F	$19,185	3%	$57,492	11%	$15,000	5%	$9,700	33%
Customer G	$—	—	$2,975	1%	$—	—	$2,975	10%

Benefit Plan	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 15.  Benefit Plan

The Company has a 401(k) plan that allows eligible U.S. employees to contribute up to 50 percent of their annual compensation to the plan, subject to certain limitations. Each employee directs their contributions, which vest immediately, across a series of mutual funds. The Company does not make matching contributions and the costs of administering the 401(k) plan are not significant.

Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 12.  Contingencies

From time to time the Company may be involved in claims arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it, including the matter described below, in excess of established reserves, in the aggregate, not to be material to its consolidated financial condition or cash flows. However, losses may be material to the Company’s operating results for any particular future period, depending on the level of income or loss for such period.

Coalesce v. WaferGen.  On April 24, 2012, an action entitled Coalesce Corporation (“Coalesce”) v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September 5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On October 30, 2012, the Company filed a notice of demurrer to Coalesce’s complaint seeking to dismiss the complaint in its entirety. On April 15, 2013, the case was referred to mediation. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company’s financial position and results of operations. Related legal costs are being expensed as incurred.

NOTE 16.  Contingencies

From time to time the Company may be involved in claims arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it, including the matter described below, in excess of established reserves, in the aggregate, not to be material to its consolidated financial condition or cash flows. However, losses may be material to the Company’s operating results for any particular future period, depending on the level of income or loss for such period.

Coalesce v. WaferGen.  On April 24, 2012, an action entitled Coalesce Corporation (“Coalesce”) v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September 5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On October 30, 2012, the Company filed a notice of demurrer to Coalesce’s complaint seeking to dismiss the complaint in its entirety. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company’s financial position and results of operations.Related legal costs are being expensed as incurred.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]

NOTE 17.  Quarterly Financial Data (Unaudited)

Selected summarized quarterly financial information for fiscal 2012 and 2011 is as follows:

	Year Ended December 31, 2012
	First	Second	Third	Fourth

Revenue	$73,233	$20,158	$176,608	$316,177
Gross profit (loss)	$(17,172)	$9,568	$32,281	$140,622
Net gains (losses) on derivative revaluations	$1,076,721	$1,485,470	$(385,209)	$1,582,164
Net income (loss)	$(2,904,695)	$(1,269,630)	$(2,967,580)	$(1,034,757)
Net income (loss) attributable to common stockholders	$(3,101,360)	$(1,468,754)	$(3,169,192)	$(1,238,890)
Net income (loss) per share – basic and diluted	$(0.07)	$(0.04)	$(0.08)	$(0.03)

	Year Ended December 31, 2011
	First	Second	Third	Fourth

Revenue	$351,032	$44,905	$89,088	$37,906
Gross profit (loss)	$210,083	$30,963	$(403,158)	$(716,861)
Net gains (losses) on derivative revaluations	$381,829	$(1,619,723)	$8,624,976	$1,884,903
Net income (loss)	$(3,803,829)	$(9,209,548)	$3,580,921	$(3,712,622)
Net income (loss) attributable to common stockholders	$(3,867,949)	$(18,590,846)	$3,222,282	$(3,601,540)
Net income (loss) per share – basic	$(0.09)	$(0.45)	$0.08	$(0.09)
Net income (loss) per share – diluted	$(0.09)	$(0.45)	$0.03	$(0.09)

Concentrations	3 Months Ended
Mar. 31, 2013
Concentration Risk Disclosure [Text Block]
NOTE 11.  Concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Malaysia are also guaranteed by the Malaysian government. The Company’s total deposits at commercial banks usually exceed the balances insured.

The Company generally requires no collateral from its customers. No provision was made for doubtful accounts at March 31, 2013, or December 31, 2012.

Customers accounting for more than 10% of either total revenues during the three months ended March 31, 2013 or 2012, or accounts receivable as at March 31, 2013 or December 31, 2012, are tabulated as follows:

	Revenues, Three Months Ended March 31,				Accounts Receivable,
	2013		2012		March 31, 2013		December 31, 2012

Customer A	$83,723	47%	$—	—	$158,685	38%	$—	—
Customer B	$83,333	47%	$—	—	$250,000	60%	$—	—
Customer C	$5,408	3%	$—	—	$—	—	$150,145	49%
Customer D	$—	—	$—	—	$—	—	$140,000	45%
Customer E	$—	—	$27,754	38%	$—	—	$—	—
Customer F	$—	—	$15,000	20%	$—	—	$—	—
Customer G	$—	—	$12,715	17%	$—	—	$—	—

Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Description and Basis of Presentation [Text Block]
Basis of Presentation – The Company has prepared the accompanying condensed consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to these rules and regulations. These condensed consolidated financial statements should be read in conjunction with our audited financial statements and footnotes related thereto for the year ended December 31, 2012, included in our Form 10-K filed with the SEC. In the opinion of management, the unaudited condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary to present fairly the Company’s financial position and the results of its operations and cash flows. The results of operations for such interim periods are not necessarily indicative of the results to be expected for the full year.
Basis of Presentation. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.
Consolidation, Policy [Policy Text Block]
Basis of Consolidation – The condensed consolidated financial statements include the financial statements of WaferGen Bio-systems, Inc. and its subsidiaries. All significant transactions and balances between the WaferGen Bio-systems, Inc. and its subsidiaries have been eliminated in consolidation.

Principles of Consolidation.  The consolidated financial statements include the financial statements of WaferGen Bio-systems, Inc. and its subsidiaries. All significant transactions and balances between the WaferGen Bio-systems, Inc. and its subsidiaries have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates – Preparing condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results and outcomes could differ from these estimates and assumptions.

Use of Estimates.  Preparing financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses. Actual results and outcomes could differ from these estimates and assumptions.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Cash Equivalents. The Company considers all highly liquid debt investments with a remaining maturity of three months or less when purchased to be cash and cash equivalents.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]		Restricted Cash. Cash and cash equivalents that are restricted as to withdrawal or usage under the terms of contractual agreements are recorded as restricted cash.
Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currencies – Assets and liabilities of non-U.S. subsidiaries for which the local currency is the functional currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average rates of exchange prevailing during each reporting period. Remeasurement adjustments resulting from this process are charged or credited to other comprehensive income (loss). Foreign exchange gains and losses for assets and liabilities of the Company’s non-U.S. subsidiaries for which the functional currency is the U.S. dollar are recorded in miscellaneous income (expense) in the Company’s condensed consolidated statements of operations.

Foreign Currencies.  Assets and liabilities of non-U.S. subsidiaries for which the local currency is the functional currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average rates of exchange prevailing during each reporting period. Remeasurement adjustments resulting from this process are charged or credited to other comprehensive income (loss). Foreign exchange gains and losses for assets and liabilities of the Company’s non-U.S. subsidiaries for which the functional currency is the U.S. dollar are recorded in miscellaneous income (expense) in the Company’s consolidated statement of operations.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value of Financial Instruments.  The carrying amounts of accounts receivable, prepaid expenses, other assets, accounts payable, accrued payroll and related costs and other accrued expenses approximate fair value due to the short-term maturities of these instruments.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk.  Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Malaysia are also guaranteed by the Malaysian government. The Company’s total deposits at commercial banks usually exceed the balances insured. The Company generally requires no collateral from its customers.

Receivables, Policy [Policy Text Block]
Accounts Receivable – An allowance for doubtful accounts will be recorded based on a combination of historical experience, aging analysis, and information on specific accounts. Account balances will be written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Accounts Receivable.  An allowance for doubtful accounts will be recorded based on a combination of historical experience, aging analysis, and information on specific accounts. Account balances will be written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventory, Policy [Policy Text Block]	Inventory – Inventory is recorded at the lower of cost (first-in, first-out) or market value. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures.	Inventory. Inventory is recorded at the lower of cost (first-in, first-out) or market value. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures.
Advertising Costs, Policy [Policy Text Block]		Advertising Costs. Advertising costs of nil and $32,780 were expensed as incurred in the years ended December 31, 2012 and 2011, respectively.
Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment.  Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Equipment	3 to 5 years
Tools and molds	3 years
Leasehold improvements	3 to 5 years, or remaining lease term if shorter
Furniture and fixtures	5 years

Costs of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operating expenses.

Deferred Charges, Policy [Policy Text Block]

Deferred Financing Costs.  Costs incurred in connection with the issuance of debt are capitalized and amortized as interest expense using the effective interest method. The unamortized amounts are included in other assets.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets.  The Company continually evaluates whether events and circumstances have occurred that indicate the remaining estimated useful life of long-lived assets may warrant revision or that the remaining balance of long-lived assets may not be recoverable. When factors indicate that long-lived assets should be evaluated for possible impairment, the Company uses an estimate of the related undiscounted future cash flows over the remaining life of the long-lived assets in measuring whether they are recoverable. If the estimated undiscounted future cash flows do not exceed the carrying value of the asset, a loss is recorded as the excess of the asset’s carrying value over its fair value. No assets were determined to be impaired in 2012 and 2011.

Income Tax, Policy [Policy Text Block]

Income Taxes.  Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. Accounting for deferred tax represents the best estimate of the likely future tax consequences of events that have been recognized in the Company’s consolidated financial statements and tax returns and their future probability. A valuation allowance is recorded for loss carry-forwards and other deferred tax assets where it is more likely than not that such loss carry-forwards and deferred tax assets will not be realized. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes.

Governmental Subsidies, Policy [Policy Text Block]
Governmental Subsidies – Incentives received from governments in the form of grants are recorded as a reduction in expense in accordance with their purpose. Grants awarded for the purpose of matching specified expenditures are not recognized until a definitive agreement has been signed by both parties; thereafter income is recognized to the extent that the related expenses have been incurred. The Company recognized $80,096 and nil in governmental subsidies in the three months ended March 31, 2013 and 2012, respectively, which was offset against operating expenses in the statement of operations.

Governmental Subsidies.  Incentives received from governments in the form of grants are recorded as a reduction in expense in accordance with their purpose. Grants awarded for the purpose of matching specified expenditures are not recognized until a definitive agreement has been signed by both parties; thereafter income is recognized to the extent that the related expenses have been incurred. The Company recognized $243,778 in governmental subsidies in the year ended December 31, 2012, which was offset against operating expenses in the statement of operations.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition.  The Company recognizes revenue when (i) delivery of product has occurred or services have been rendered, (ii) there is persuasive evidence of a sale arrangement, (iii) selling prices are fixed or determinable, and (iv) collectability from the customers (individual customers and distributors) is reasonable assured. Revenue consists primarily of revenue generated from the sale of the Company’s products. Revenue is recorded when the risk and rewards of ownership are transferred to the Company’s customers (individual customers and distributors). This generally occurs when the Company’s products are shipped from its facility as title has passed. Revenue is recorded net of estimated cash discount. The Company estimates and accrues an allowance for sale returns at the time the product is sold. To date, sales returns have not been material. Distributors have a fourteen day inspection period however this period is not an acceptance provision that purports to be a trial or evaluation purpose, is not an acceptance provision that grants a right of return or exchange on the basis of subjective matters, and is not an acceptance provision based on customer-specific objective criteria. The fourteen day inspection period is an acceptance provision that is based on seller-specified objective criteria.

Revenue from multi-deliverable arrangements is recognized for each element on delivery of product or completion of service. A typical multi-deliverable arrangement would be the shipment of capital equipment to a customer, followed by the delivery of services or of expendable equipment, provided such delivery is both probable and substantially within the Company’s control. Revenue for each deliverable is allocated based on full list selling prices, although if none of the deliverables is disproportionately discounted relative to the overall discount, this allocation is approximated by using the actual selling price of each deliverable to the customer. The actual cost of revenue for each deliverable is recognized when the revenue for that deliverable is recognized.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation – The Company measures the fair value of all stock-based awards to employees, including stock options, on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. The fair value of awards to consultants is measured on the dates on which performance of services is completed, with interim valuations recorded at balance sheet dates while performance is in progress. The fair value of options is estimated using the Black-Scholes valuation model, and of restricted stock is based on the Company’s closing share price on the measurement date.

Stock-Based Compensation.  The Company measures the fair value of all stock-based awards to employees, including stock options, on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. The fair value of awards to consultants is measured on the dates on which performance of services is completed, with interim valuations recorded at balance sheet dates while performance is in progress. The fair value of options is estimated using the Black-Scholes valuation model, and of restricted stock is based on the Company’s closing share price on the measurement date.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Change in Fair Value of Derivatives – The Company recognizes its warrants with certain anti-dilution protection, the Series A convertible preference shares of its Malaysian subsidiary, and the conversion element of its convertible promissory notes and of the Series B convertible preference shares of its Malaysian subsidiary as derivative liabilities. Such liabilities are valued when the financial instruments are initially issued or the derivative first requires recognition and are also revalued at each reporting date, with the change in their respective fair values being recorded as a gain or loss on revaluation within other income and expenses in the statement of operations. The Company determines the fair value of all of its derivative liabilities using a Monte Carlo Simulation approach, with key input variables provided by management.

Change in Fair Value of Derivatives.  The Company recognizes its warrants with certain anti-dilution protection, the Series A convertible preference shares of its Malaysian subsidiary, and the conversion element of its convertible promissory notes and of the Series B convertible preference shares of its Malaysian subsidiary as derivative liabilities. Such liabilities are valued when the financial instruments are initially issued or the derivative first requires recognition and are also revalued at each reporting date, with the change in their respective fair values being recorded as a gain or loss on revaluation within other income and expenses in the statement of operations. The Company determines the fair value of all of its derivative liabilities using a Monte Carlo Simulation approach, with key input variables provided by management.

Standard Product Warranty, Policy [Policy Text Block]
Warranty Reserve – The Company’s standard warranty agreement is one year from shipment of certain products. The Company accrues for anticipated warranty costs upon shipment of these products. The Company’s warranty reserve is based on management’s judgment regarding anticipated rates of warranty claims and associated repair costs, and is updated quarterly.

Warranty Reserve.  The Company’s standard  warranty agreement is one year from shipment of certain products. The Company accrues for anticipated warranty costs upon shipment of these products. The Company’s warranty reserve is based on management’s judgment regarding anticipated rates of warranty claims and associated repair costs, and is updated quarterly.

Research and Development Expense, Policy [Policy Text Block]		Research and Development. Research and development costs are charged to operations as incurred.
Comprehensive Income, Policy [Policy Text Block]		Other Comprehensive Income. Other comprehensive income arises solely due to the cumulative translation adjustments which ensue from the Company’s accounting policy for foreign currencies.
Earnings Per Share, Policy [Policy Text Block]
Net Income (Loss) Per Share – Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding plus common share equivalents from conversion of dilutive stock options, warrants, and restricted stock using the treasury method, and convertible securities using the as-converted method, except when antidilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

Net Income (Loss) Per Share.  Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding plus common share equivalents from conversion of dilutive stock options, warrants, and restricted stock using the treasury method, and convertible securities using the as-converted method, except when antidilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

Reclassification, Policy [Policy Text Block]		Reclassification. Certain reclassifications have been made to prior periods’ data to conform to the current presentation. These reclassifications had no effect on reported net losses.
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In March 2013, the FASB issued ASU 2013-05, “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). ASU 2013-05 clarifies the circumstances under which the cumulative translation adjustment arising from the consolidation of entities for which the functional currency is not the U.S. dollar should be released into net income. The Company adopted this guidance effective January 1, 2013, and its adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Recent Accounting Pronouncements.

In May 2011, the FASB issued ASU 2011‑04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011‑04”). ASU 2011‑04 results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. The Company adopted this guidance effective January 1, 2012, and its adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013‑02”). ASU 2013‑02 requires entities to report the effect of reclassifications out of accumulated other comprehensive income on the respective line items in the statement of operations. The Company adopted this guidance effective October 1, 2012, and its adoption had no impact on the Company’s consolidated financial condition or results of operations.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment, Estimated Useful Life [Table Text Block]
Equipment	3 to 5 years
Tools and molds	3 years
Leasehold improvements	3 to 5 years, or remaining lease term if shorter
Furniture and fixtures	5 years

Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	March 31, 2013	December 31, 2012

Raw materials	$111,554	$158,316

Work in process	115,028	179,314

Finished goods	222,222	157,856

Inventories, net	$448,804	$495,486

	December 31, 2012	December 31, 2011

Raw materials	$158,316	$167,765

Work in process	179,314	191,450

Finished goods	157,856	385,793

Inventories, net	$495,486	$745,008

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	December 31, 2012	December 31, 2011

Equipment	$2,883,447	$2,876,490
Tools and molds	24,620	97,687
Leasehold improvements	111,356	105,327
Furniture and fixtures	148,261	154,930

Total property and equipment	3,167,684	3,234,434

Less accumulated depreciation and amortization	(2,293,622)	(1,520,344)

Property and equipment, net	$874,062	$1,714,090

Long Term Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Cash Proceeds Received and Issuance Cost [Table Text Block]
Security	Allocated Fair Value	Issuance Costs	Interest Expense	Net Allocation

Series A-1 Convertible Preferred Stock	$10,724,991	$(886,422)	$—	$9,838,569
Convertible promissory notes	10,072,592	(832,502)	2,255,074	11,495,164
Warrants	9,752,417	(806,039)	—	8,946,378

Total	$30,550,000	$(2,524,963)	$2,255,074	$30,280,111

Security	Allocated Fair Value	Issuance Costs	Interest Expense	Net Allocation

Series A-1 Convertible Preferred Stock	$10,724,991	$(886,422)	$—	$9,838,569
Convertible promissory notes	10,072,592	(832,502)	2,255,074	11,495,164
Warrants	9,752,417	(806,039)	—	8,946,378

Total	$30,550,000	$(2,524,963)	$2,255,074	30,280,111

Schedule of Long-term Debt Instruments [Table Text Block]
	March 31, 2013	December 31, 2012

Convertible Promissory Notes Payable:
Face value	$15,275,000	$15,275,000
Interest added to principal	1,468,740	1,262,028
Stated value	16,743,740	16,537,028
Debt discount – conversion element, net of accumulated amortization of $1,927,989 and $1,298,628 respectively	12,514,508	13,143,869

Notes payable, net of debt discount	$4,229,232	$3,393,159

	December 31, 2012	December 31, 2011

Convertible Promissory Notes Payable:
Face value	$15,275,000	$15,275,000
Interest added to principal	1,262,028	460,383
Stated value	16,537,028	15,735,383
Debt discount – conversion element, net of accumulated amortization of $1,298,628 and $113,081 respectively	13,143,869	14,329,416

Notes payable, net of debt discount	$3,393,159	$1,405,967

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Operating Leases

Year ending December 31,
2013	$488,265
2014	635,340
2015	218,175

Total minimum obligations	$1,341,780

Fair Value of Derivatives Liability, Valuation Assumption [Table Text Block]
	March 31, 2013	March 31, 2012

Risk-free interest rate	0.10%	0.25%
Remaining contractual term	1.66 Years	2.66 Years
Expected volatility	131.11%	94.40%
Dividend yield	0%	0%

Convertible Preference Shares of Subsidiary (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Stock by Class [Table Text Block]
Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000	—	444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000	—	444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500	—	222,222
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000	—	222,222
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		1,333,332

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303	—	3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,567,066

Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000	—	444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000	—	444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500	—	222,222
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000	—	222,222
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		1,333,332

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303	—	3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,567,066

Series B CPS [Member] | Convertible Preferred Stock [Member]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	March 31, 2013	March 31, 2012

Risk-free interest rate	0.13%	0.27%
Expected remaining term	0.81 Years	1.61 Years
Expected volatility	130.91%	90.76%
Dividend yield	0%	0%

	December 31, 2012	December 31, 2011

Risk-free interest rate	0.16%	0.28%
Expected remaining term	1.00 Years	1.81 Years
Expected volatility	125.53%	81.69%
Dividend yield	0%	0%

Series A CPS [Member] | Convertible Preferred Stock [Member]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	March 31, 2013		March 31, 2012

Risk-free interest rate	0.08% - 0.12%	0	0.23% - 0.28%
Expected remaining term	0.30 - 0.66 Years		1.30 - 1.66 Years
Expected volatility	115.56% - 128.08%		89.99% - 96.41%
Dividend yield	0%		0%

	December 31, 2012	December 31, 2011

Risk-free interest rate	0.11% - 0.15%	0.28%
Expected remaining term	0.55 – 0.90 Years	1.55 - 1.90 Years
Expected volatility	123.55% - 127.94%	81.15% - 82.83%
Dividend yield	0%	0%

Stock Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Shares	Grant-Date
	for Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2013	2,927,986	11,424,498	$0.4193	7,500	$0.1400
Vested	––	––	$––	(7,500)	$0.1400
Forfeited	457,917	(457,917)	$0.0979	—	$—
Canceled	77,083	(109,477)	$0.1405	—	$––

Balance at March 31, 2013	3,462,986	10,857,104	$0.4357	—	$—

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Options	Grant-Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2011	2,191,821	5,543,893	$1.5218	127,500	$1.6422
2008 Plan Amendment	8,000,000	—	$—	—	$—
Granted	(1,504,635)	1,153,550	$0.6427	351,085	$0.8497
Exercised	—	(324,740)	$0.3220	—	$—
Vested	—	—	$—	(362,944)	$0.8909
Forfeited	1,247,521	(1,140,021)	$1.2928	(110,000)	$1.6050
Canceled	370,364	(925,782)	$1.7061	(641)	$2.3900

Balance at December 31, 2011	10,305,071	4,306,900	$1.3978	5,000	$1.2500
Granted	(9,785,500)	9,724,000	$0.1164	61,500	$0.1385
Vested	—	—	$—	(59,000)	$0.2325
Forfeited	1,471,073	(1,471,073)	$0.5925	—	$—
Canceled	937,342	(1,135,329)	$1.3123	—	$—

Balance at December 31, 2012	2,927,986	11,424,498	$0.4193	7,500	$0.1400

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Weighted
		Remaining	Average	Aggregate
	Number of	Contractual	Exercise	Intrinsic
Options	Shares	Life (in Years)	Price	Value

Outstanding	11,424,498	5.71	$0.4193	$2,898
Vested and expected to vest	10,262,319	5.66	$0.4502	$2,898
Exercisable	4,123,060	4.82	$0.8747	$2,898

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended March 31,
	2013	2012

Risk-free interest rate	—	0.73% - 1.46%
Expected term	—	4.75 Years
Expected volatility	—	65.02% - 96.56%
Dividend yield	—	0%

	Year Ended December 31,
	2012		2011

Risk-free interest rate	0.71% - 1.14%	0	0.79% - 2.24%
Expected term	4.75 Years		4.75 Years
Expected volatility	65.02% - 103.61%		42.44% - 66.83%
Dividend yield	0%		0%

Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
	March 31, 2013		March 31, 2012

Risk-free interest rate	0.05% - 0.18%	0	0.21% - 0.36%
Expected remaining term	0.14 - 1.39 Years		1.14 - 2.19 Years
Expected volatility	94.54% - 128.32%		86.75% - 100.11%
Dividend yield	0%		0%

	December 31, 2012		December 31, 2011
Risk-free interest rate	0.08% - 0.21%	0	0.16% - 0.32%
Expected remaining term	0.38 - 1.58 Years		1.25 - 2.39 Years
Expected volatility	117.58% - 131.42%		80.66% - 85.13%
Dividend yield	0%		0%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
	Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

.	Common stock	56,173,248	—	$0.6200	May 2016
	Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
	Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
	Common stock	2,265,071	2,084,914	$0.8400	May 2013
	Common stock	95,368	—	$1.4680	December 2015
	Common stock	203,500	—	$1.5000	July 2015
	Common stock	3,000,830	—	$1.5500	July 2015
	Common stock	200,000	—	$3.0000	December 2014 and November 2015

	Subtotal	69,301,409	8,577,389

	Series C CPS	1,077,911	—	$2.3193	March 2014

	Total	70,379,320	8,577,389

	Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
	Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

.	Common stock	56,173,248	—	$0.6200	May 2016
	Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
	Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
	Common stock	2,265,071	2,084,914	$0.8400	May 2013
	Common stock	95,368	—	$1.4680	December 2015
	Common stock	203,500	—	$1.5000	July 2015
	Common stock	3,000,830	—	$1.5500	July 2015
	Common stock	200,000	—	$3.0000	December 2014 and November 2015

	Subtotal	69,301,409	8,577,389

	Series C CPS	1,077,911	—	$2.3193	March 2014

	Total	70,379,320	8,577,389

Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
March 31, 2013
Financial Assets:
Cash and cash equivalents	$4,550,165	$—	$—	$4,550,165

Total assets	$4,550,165	$—	$—	$4,550,165

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$225,764	$225,764

Conversion element of promissory notes	—	—	155,990	155,990

Conversion element of Series B CPS	—	—	1,212,385	1,212,385

Series A CPS derivative liabilities	—	—	1,207,762	1,207,762

Total liabilities	$—	$—	$2,801,901	$2,801,901
	Level 1	Level 2	Level 3	Total
December 31, 2012
Financial Assets:
Cash and cash equivalents	$6,328,753	$—	$—	$6,328,753

Total assets	$6,328,753	$—	$—	$6,328,753

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$102,695	$102,695

Conversion element of promissory notes	—	—	274,928	274,928

Conversion element of Series B CPS	—	—	1,210,909	1,210,909

Series A CPS derivative liabilities	—	—	619,652	619,652

Total liabilities	$—	$—	$2,208,184	$2,208,184

	Level 1	Level 2	Level 3	Total
December 31, 2012
Financial Assets:
Cash and cash equivalents	$6,328,753	$—	$—	$6,328,753

Total assets	$6,328,753	$—	$—	$6,328,753

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$102,695	$102,695

Conversion element of promissory notes	—	—	274,928	274,928

Conversion element of Series B CPS	—	—	1,210,909	1,210,909

Series A CPS derivative liabilities	—	—	619,652	619,652

Total liabilities	$—	$—	$2,208,184	$2,208,184
	Level 1	Level 2	Level 3	Total
December 31, 2011
Financial Assets:
Cash and cash equivalents	$15,117,172	$—	$—	$15,117,172

Total assets	$15,117,172	$—	$—	$15,117,172

Financial Liabilities:
Warrant derivative liabilities	$—	$—	$655,219	$655,219

Conversion element of promissory notes	—	—	1,931,295	1,931,295

Conversion element of Series B CPS	—	—	1,245,101	1,245,101

Series A CPS derivative liabilities	—	—	2,135,715	2,135,715

Total liabilities	$—	$—	$5,967,330	$5,967,330

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2013	$102,695	$274,928	$1,210,909	$619,652	$2,208,184
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	123,069	(118,938)	1,476	588,110	593,717
Settlements	—	—	—	—	—
Balance at March 31, 2013	$225,764	$155,990	$1,212,385	$1,207,762	$2,801,901

Total gains (losses) included in other income and expenses attributable to liabilities still held as of March 31, 2013	$(123,069)	$118,938	$(1,476)	$(588,110)	$(593,717)
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2012	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	(299,229)	(849,426)	3,284	68,650	(1,076,721)
Settlements	—	—	—	—	—
Balance at March 31, 2012	$355,990	$1,081,869	$1,248,385	$2,204,365	$4,890,609

Total gains (losses) included in other income and expenses attributable to liabilities still held as of March 31, 2012	$299,229	$849,426	$(3,284)	$(68,650)	$1,076,721

		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2012	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330
Issuances	—	—	—	—	—
Revaluation (gains) losses included in other income and expenses	(552,524)	(1,656,367)	(34,192)	(1,516,063)	(3,759,146)
Settlements	—	—	—	—	—
Balance at December 31, 2012	$102,695	$274,928	$1,210,909	$619,652	$2,208,184

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2012	$552,524	$1,656,367	$34,192	$1,516,063	$3,759,146
		Conversion
		Element of	Conversion
	Warrant	Promissory	Element of	Series A CPS
	Derivatives	Notes	Series B CPS	Derivatives	Total

Balance at January 1, 2011	$2,240,962	$—	$194,088	$—	$2,435,050
Issuances	—	11,495,163	—	2,198,828	13,693,991
Revaluation (gains) losses included in other income and expenses	(1,269,940)	(8,989,945)	1,051,013	(63,113)	(9,271,985)
Settlements	(315,803)	(573,923)	—	—	(889,726)
Balance at December 31, 2011	$655,219	$1,931,295	$1,245,101	$2,135,715	$5,967,330

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2011	$1,324,165	$8,989,945	$(1,051,013)	$63,113	$9,326,210

Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Year Ended December 31,
	2012	2011

Interest	$—	$127,062

Income taxes paid	$41,567	$24,817

Income taxes (received)	$(25,539)	$—

Schedule of Other Significant Noncash Transactions [Table Text Block]
	Year Ended December 31,
	2012	2011

Warrant derivative liabilities transferred to equity on waiver of future anti-dilution rights	$—	$315,803

Conversion element of convertible promissory notes transferred to equity on modification of terms (See Note 5)	$—	$573,923

Conversion element bifurcated on issuance of convertible promissory notes	$—	$11,495,163

Interest converted to principal on convertible promissory notes	$801,645	$460,383

Beneficial conversion feature related to Series A-1 Convertible Preferred Stock	$—	$9,250,009

Inventory transferred to property and equipment	$—	$750,501

Accretion on Series A and B convertible preference shares of subsidiary associated with premium	$—	$(15,242)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2012	2011

Current:
Federal	$—	$—
State	5,726	—
Foreign	(27,179)	27,247

Total Current	$(21,453)	$27,247

Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—

Total Deferred	$—	$—

Provision for income taxes	$(21,453)	$27,247

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2012	2011

Provision for income taxes at federal statutory rate	$(2,787,359)	$(4,460,063)
Federal research and development tax credits	(94,794)	(160,003)
Expenses not deductible, income not taxable	(473,203)	(2,705,607)
Foreign loss taxed at lower rates	164,828	232,280
Change in federal valuation allowance	3,169,075	7,120,640

Provision for income taxes	$(21,453)	$27,247

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$25,034,778	$21,588,554
Capitalized start-up cost and research and development cost	607,983	891,708
Research and development tax credit	1,389,625	1,239,795
Depreciation on property and equipment	(156,361)	(366,292)
Stock-based compensation	405,742	677,381
Reserves and accruals	719,909	666,336

Total deferred tax asset	28,001,676	24,697,482

Valuation allowance	(28,001,676)	(24,697,482)

Net deferred tax assets	$—	$—

Schedule Of Deferred Income Tax [Table Text Block]
	Year Ended December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$3,446,224	$6,635,471
Capitalized start-up cost and research and development cost	(283,725)	127,807
Research and development tax credit	149,830	(274,775)
Depreciation on property and equipment	209,931	(476,501)
Stock-based compensation	(271,639)	677,381
Reserves and accruals	53,573	519,602
Valuation allowance	(3,304,194)	(7,208,985)

Net deferred income taxes	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended December31,
	2012	2011
Beginning Balance	$645,000	$—
Additions based on tax positions related to prior years	—	497,000
Additions based on tax positions related to the current year	76,000	148,000
Ending Balance	$721,000	$645,000

Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended March 31,
	2013	2012

Common share equivalents issuable upon exercise of common stock options	76,024	220,864

Shares issuable upon vesting of restricted stock	167	29,451

Shares issuable upon conversion of Series A CPS	28,343,520	20,312,694

Shares issuable upon conversion of Series B CPS	19,607,843	7,739,938

Shares issuable upon conversion of Series C CPS	3,233,734	3,233,734

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	32,067,956	30,256,183

Shares issuable upon conversion of convertible promissory notes	29,197,698	27,950,999

Total common share equivalents excluded from denominator for diluted earnings per share computation	112,526,942	89,743,863

	Year Ended December 31,
	2012	2011

Common share equivalents issuable upon exercise of common stock options	121,032	247,294

Shares issuable upon vesting of restricted stock	18,695	54,082

Shares issuable upon conversion of Series A CPS	27,799,325	23,844,479

Shares issuable upon conversion of Series B CPS	39,215,686	9,263,548

Shares issuable upon conversion of Series C CPS	3,233,734	2,631,285

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	31,019,035	17,788,797

Shares issuable upon conversion of convertible promissory notes	28,309,426	16,231,668

Total common share equivalents excluded from denominator for diluted earnings per share computation	129,716,933	70,061,153

Segment Information, Geographic Data, and Significant Customers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Revenues, Three Months Ended March 31,				Accounts Receivable,
	2013		2012		March 31, 2013		December 31, 2012

Customer A	$83,723	47%	$—	—	$158,685	38%	$—	—
Customer B	$83,333	47%	$—	—	$250,000	60%	$—	—
Customer C	$5,408	3%	$—	—	$—	—	$150,145	49%
Customer D	$—	—	$—	—	$—	—	$140,000	45%
Customer E	$—	—	$27,754	38%	$—	—	$—	—
Customer F	$—	—	$15,000	20%	$—	—	$—	—
Customer G	$—	—	$12,715	17%	$—	—	$—	—

	Revenues, Year Ended December 31,				Accounts Receivable, December 31,
	2012		2011		2012		2011

Customer A	$146,000	25%	$—	—	$140,000	45%	$—	—
Customer B	$131,465	22%	$628	0%	$—	—	$628	2%
Customer C	$124,473	21%	$—	—	$150,145	49%	$—	—
Customer D	$—	—	$269,609	52%	$—	—	$—	—
Customer E	$—	—	$66,750	13%	$—	—	$11,250	38%
Customer F	$19,185	3%	$57,492	11%	$15,000	5%	$9,700	33%
Customer G	$—	—	$2,975	1%	$—	—	$2,975	10%

Sales Revenue, Segment [Member]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Year Ended December 31,
	2012	2011

United States	$495,547	$207,045
International:
Europe(1)	47,159	297,371
Asia	43,470	18,515

Total revenue	$586,176	$522,931

Net Assets, Geographic Area [Member]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2012	2011

United States	$690,454	$1,387,283
Malaysia	183,608	326,807

Total long-lived assets	$874,062	$1,714,090

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
	Year Ended December 31, 2012
	First	Second	Third	Fourth

Revenue	$73,233	$20,158	$176,608	$316,177
Gross profit (loss)	$(17,172)	$9,568	$32,281	$140,622
Net gains (losses) on derivative revaluations	$1,076,721	$1,485,470	$(385,209)	$1,582,164
Net income (loss)	$(2,904,695)	$(1,269,630)	$(2,967,580)	$(1,034,757)
Net income (loss) attributable to common stockholders	$(3,101,360)	$(1,468,754)	$(3,169,192)	$(1,238,890)
Net income (loss) per share – basic and diluted	$(0.07)	$(0.04)	$(0.08)	$(0.03)

Restated Period [Member]
Schedule of Quarterly Financial Information [Table Text Block]
	Year Ended December 31, 2011
	First	Second	Third	Fourth

Revenue	$351,032	$44,905	$89,088	$37,906
Gross profit (loss)	$210,083	$30,963	$(403,158)	$(716,861)
Net gains (losses) on derivative revaluations	$381,829	$(1,619,723)	$8,624,976	$1,884,903
Net income (loss)	$(3,803,829)	$(9,209,548)	$3,580,921	$(3,712,622)
Net income (loss) attributable to common stockholders	$(3,867,949)	$(18,590,846)	$3,222,282	$(3,601,540)
Net income (loss) per share – basic	$(0.09)	$(0.45)	$0.08	$(0.09)
Net income (loss) per share – diluted	$(0.09)	$(0.45)	$0.03	$(0.09)

Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Revenues, Three Months Ended March 31,				Accounts Receivable,
	2013		2012		March 31, 2013		December 31, 2012

Customer A	$83,723	47%	$—	—	$158,685	38%	$—	—
Customer B	$83,333	47%	$—	—	$250,000	60%	$—	—
Customer C	$5,408	3%	$—	—	$—	—	$150,145	49%
Customer D	$—	—	$—	—	$—	—	$140,000	45%
Customer E	$—	—	$27,754	38%	$—	—	$—	—
Customer F	$—	—	$15,000	20%	$—	—	$—	—
Customer G	$—	—	$12,715	17%	$—	—	$—	—

	Revenues, Year Ended December 31,				Accounts Receivable, December 31,
	2012		2011		2012		2011

Customer A	$146,000	25%	$—	—	$140,000	45%	$—	—
Customer B	$131,465	22%	$628	0%	$—	—	$628	2%
Customer C	$124,473	21%	$—	—	$150,145	49%	$—	—
Customer D	$—	—	$269,609	52%	$—	—	$—	—
Customer E	$—	—	$66,750	13%	$—	—	$11,250	38%
Customer F	$19,185	3%	$57,492	11%	$15,000	5%	$9,700	33%
Customer G	$—	—	$2,975	1%	$—	—	$2,975	10%

The Company (Detail) (USD $)	0 Months Ended
	May 27, 2011	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Share Price (in Dollars per share)		$ 0.06	$ 0.03	$ 0.15
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	56,173,248		1,051,074
Investment Warrants, Exercise Price (in Dollars per share)	$ 0.62
Gross Proceeds From Private Placement	$ 30,550,000
Debt Issuance Cost	2,524,963
Liquidated Damages	532,161
Proceeds from Issuance of Private Placement	27,492,876
Selling Expense	2,120,125
On all Convertible Preference Shares Being Converted into Common Shares of Subsidiary [Member]
Noncontrolling Interest, Ownership Percentage by Parent			72.80%
Series A-1 [Member]
Share Price (in Dollars per share)	$ 5.2
Series A-2 [Member]
Share Price (in Dollars per share)	$ 5.7
Private Placement [Member] | Convertible Promissory Notes Payable [Member]
Debt Instrument, Face Amount	15,275,000
Private Placement [Member]
Debt Instrument, Convertible, Number of Equity Instruments	2,679,824
Common Stock [Member]
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Preferred Stock [Member]
Noncontrolling Interest, Ownership Percentage by Parent			8.20%
Series A-1 Convertible Preferred Stock [Member]
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	2,937,500
Debt Issuance Cost	$ 886,422

Summary of Significant Accounting Policies (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising Expense (in Dollars)			$ 32,780
Government Subsidies, Recognized During the Period (in Dollars)	$ 80,096	$ 243,778

Summary of Significant Accounting Policies (Detail) - Estimated useful lives of assets	12 Months Ended
Dec. 31, 2012
Equipment [Member]
Property, Plant and Equipment, Useful Life	3 to 5 years
Tools and Molds [Member]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	3 to 5 years, or remaining lease term if shorter
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	5 years

Inventories (Detail) - Inventories (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 111,554	$ 158,316	$ 167,765
Work in process	115,028	179,314	191,450
Finished goods	222,222	157,856	385,793
Inventories, net	$ 448,804	$ 495,486	$ 745,008

Property and Equipment (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation, Depletion and Amortization, Nonproduction	$ 223,996	$ 268,032	$ 903,291	$ 834,861

Property and Equipment (Detail) - Property and equipment (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross		$ 3,167,684	$ 3,234,434
Less accumulated depreciation and amortization		(2,293,622)	(1,520,344)
Property and equipment, net	670,710	874,062	1,714,090
Equipment [Member]
Property and equipment, gross		2,883,447	2,876,490
Tools and Molds [Member]
Property and equipment, gross		24,620	97,687
Leasehold Improvements [Member]
Property and equipment, gross		111,356	105,327
Furniture and Fixtures [Member]
Property and equipment, gross		$ 148,261	$ 154,930

Long Term Obligations (Detail) (USD $)	0 Months Ended		3 Months Ended												12 Months Ended
	May 27, 2011	Dec. 07, 2010	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011
Fair Value Assumptions, Expected Term	3 years 6 months	5 years	1 year 240 days						2 years 240 days
Share Price (in Dollars per share)			$ 0.06		$ 0.03				$ 0.15						$ 0.03
Fair Value Assumptions, Expected Volatility Rate			131.11%						94.40%
Fair Value Assumptions, Expected Dividend Rate			0.00%						0.00%
Fair Value Assumptions, Risk Free Interest Rate			0.10%						0.25%
Debt Issuance, Initial Cost		$ 157,240
Proceeds from Sale Of Promissory Notes, Convertible Preferred Stock and Warrants, Gross	30,550,000
Proceeds from Issuance of Warrants (in Dollars)	9,752,417
Derivative Liabilities	11,495,163
Interest Expense, Other	2,255,074
Amortization of Debt Discount (Premium)	14,442,497		629,361						149,738						1,185,547		113,081
Deferred Finance Costs, Net	832,502
Derivative Liability, Fair Value, Net			1,207,762		619,652					2,135,715					619,652		2,135,715
Increase (Decrease) in Derivative Liabilities (in Dollars)			588,110						68,650						1,656,367		(1,269,940)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)			(593,717)						1,076,721						3,759,146		9,326,210
Derivative, Gain (Loss) on Derivative, Net			(593,717)		1,582,164		(385,209)	1,485,470	1,076,721	1,884,903		8,624,976	(1,619,723)	381,829	3,759,146		9,271,985
Operating Leases, Rent Expense															597,261		758,908
Debt Instrument, Unamortized Discount			12,514,508	[1]	13,143,869	[2]				14,329,416	[3]				13,143,869	[2]	14,329,416	[3]
Series A-1 [Member]
Proceeds from Notes Payable	10,072,592
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)	10,724,991
Loan and Security Agreement [Member]
Debt Instrument, Face Amount		2,000,000
Debt Instrument, Interest Rate, Stated Percentage		13.00%
Debt Instrument, Periodic Payment, number of periodic installments		30
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)		95,368
Fair Value Assumptions, Expected Term		4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		1.468
Share Price (in Dollars per share)		$ 1.41
Fair Value Assumptions, Expected Volatility Rate		43.96%
Fair Value Assumptions, Expected Dividend Rate		0.00%
Fair Value Assumptions, Risk Free Interest Rate		1.31%
Warrants Not Settleable in Cash, Fair Value Disclosure		46,230
Contract Termination Fees		95,000
Amortization of Financing Costs		298,470
Unamortized Debt Issuance Expense	222,275
Interest and Debt Expense	83,585
Debt Instrument, Maturity Date	May 27, 2011
Sale Of Convertible Promissory Notes [Member]
Convertible Notes Payable	15,275,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	2,679,824
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 5.7
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	10
Proceeds from Sale Of Promissory Notes, Convertible Preferred Stock and Warrants, Gross	30,550,000
Payments of Debt Issuance Costs (in Dollars)	2,524,963
Proceeds from Sale Of Promissory notes, Convertible Preferred Stock and Warrants,Net Of Issuance Cost	28,025,037
Debt Instrument, Interest Rate at Period End	5.00%
Deferred Finance Costs, Net	832,502
Debt Instrument, Unamortized Discount	14,442,497
Derivative liability [Member]
Fair Value Assumptions, Expected Term	3 years 6 months				1 year 332 days					2 years 332 days
Share Price (in Dollars per share)	$ 0.68				$ 0.03					$ 0.16					$ 0.03		$ 0.16
Fair Value Assumptions, Expected Volatility Rate	64.31%				126.91%					82.82%
Fair Value Assumptions, Expected Dividend Rate	0.00%				0.00%					0.00%
Fair Value Assumptions, Risk Free Interest Rate	0.21%				0.13%					0.18%
Derivative Liability, Fair Value, Net					274,928					1,931,295					274,928		1,931,295
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)																	(573,923)
Derivative, Gain (Loss) on Derivative, Net																	8,989,945
Series A1 Designated Convertible Preferred Stock [Member]
Debt Instrument, Convertible, Number of Equity Instruments	2,679,824
Conversion Element OF Promissory Notes [Member]
Derivative Liability, Fair Value, Net			155,990		274,928				1,081,869	1,931,295					274,928		1,931,295
Increase (Decrease) in Derivative Liabilities (in Dollars)			$ 118,938						$ 849,426

[1]	Accumulated amortization of $1,927,989 as at March 31, 2013
[2]	Accumulated amortization of $1,298,628 as at December 31, 2012
[3]	Accumulated amortization of $113,081 as at December 31, 2011

Long Term Obligations (Detail) - Gross proceeds and issuance costs (USD $)	0 Months Ended	12 Months Ended
	May 27, 2011	Dec. 31, 2011
Allocated Fair Value	$ 30,550,000
Issuance Cost	(2,524,963)
Interest Expense	2,255,074	2,255,074
Net Allocation	30,280,111
Series A-1 Convertible Preferred Stock [Member]
Allocated Fair Value	10,724,991
Issuance Cost	(886,422)
Interest Expense
Net Allocation	9,838,569
Convertible Preferred Stock [Member]
Allocated Fair Value	10,072,592
Issuance Cost	(832,502)
Interest Expense	2,255,074
Net Allocation	11,495,164
Warrant [Member]
Allocated Fair Value	9,752,417
Issuance Cost	(806,039)
Interest Expense
Net Allocation	$ 8,946,378

Long Term Obligations (Detail) - Convertible promissory notes (USD $)	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Convertible Promissory Notes Payable:
Face value	$ 15,275,000		$ 15,275,000		$ 15,275,000
Interest added to principal	1,468,740		1,262,028		460,383
Stated value	16,743,740		16,537,028		15,735,383
Debt discount ��� conversion element, net of accumulated amortization of $1,298,628 and $113,081 respectively	12,514,508	[1]	13,143,869	[2]	14,329,416	[3]
Notes payable, net of debt discount	$ 4,229,232		$ 3,393,159		$ 1,405,967

[1]	Accumulated amortization of $1,927,989 as at March 31, 2013
[2]	Accumulated amortization of $1,298,628 as at December 31, 2012
[3]	Accumulated amortization of $113,081 as at December 31, 2011

Long Term Obligations (Detail) - Future minimum obligations for leases (USD $)	Dec. 31, 2012
2013	$ 488,265
2014	635,340
2015	218,175
Total minimum obligations	$ 1,341,780

Convertible Preference Shares of Subsidiary (Detail)	0 Months Ended		3 Months Ended		12 Months Ended		36 Months Ended												3 Months Ended				0 Months Ended				3 Months Ended		12 Months Ended			12 Months Ended				3 Months Ended	12 Months Ended														12 Months Ended			12 Months Ended						3 Months Ended	12 Months Ended
	May 27, 2011	Dec. 07, 2010	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 10, 2014 Scenario, Forecast [Member] Private Placement [Member] MTDC [Member] Series C CPS [Member] USD ($)	Mar. 10, 2011 Private Placement [Member] MTDC [Member] Series C CPS [Member]	May 08, 2008 Private Placement [Member] MTDC [Member] USD ($)	Apr. 03, 2009 Private Placement [Member] Issuance of Series B CPS To EEV & PMSB [Member] USD ($)	Jul. 01, 2009 Private Placement [Member] KMP [Member] USD ($)	Dec. 09, 2011 Applicable Stock Price [Member] Series B CPS [Member] Maximum [Member] USD ($)	Dec. 09, 2011 Applicable Stock Price [Member] Series B CPS [Member] Minimum [Member] USD ($)	Aug. 01, 2010 Applicable Stock Price [Member] Rights of The Holders of Series A and B CPS [Member]	Mar. 31, 2013 WGBM [Member] Series B CPS [Member]	Dec. 31, 2012 WGBM [Member] Series B CPS [Member]	Mar. 31, 2013 WGBM [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 WGBM [Member] Convertible Preferred Stock [Member] MYR	Mar. 31, 2013 WGBM [Member] USD ($)	Dec. 09, 2011 Series B CPS [Member] MTDC [Member]	Mar. 31, 2013 Series B CPS [Member] PMSB [Member] USD ($)	Dec. 31, 2012 Series B CPS [Member] PMSB [Member] USD ($)	Mar. 31, 2013 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2013 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member] Maximum [Member]	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member] Minimum [Member]	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member]	Dec. 09, 2011 Series B CPS [Member] USD ($)	Mar. 31, 2013 Series A CPS [Member] MTDC [Member]	Dec. 31, 2012 Series A CPS [Member] MTDC [Member]	Dec. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2013 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Mar. 31, 2013 Series A CPS [Member] Redemption Option [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] Redemption Option [Member] Minimum [Member] USD ($)	Mar. 31, 2013 Series A CPS [Member] Redemption Option [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] Redemption Option [Member] USD ($)	Aug. 01, 2010 Common Stock [Member] Rights of The Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Mar. 10, 2011 MTDC [Member] Series C CPS [Member] USD ($)	Dec. 31, 2010 KMP [Member] Series B CPS [Member]	Dec. 31, 2010 EEV [Member] Series B CPS [Member]	Dec. 31, 2013 Rights of The Holders of Series A and B CPS [Member] Series B CPS [Member] USD ($)	Dec. 31, 2013 Rights of The Holders of Series A and B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2011 Rights of The Holders of Series A and B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2013 Rights of The Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2012 Rights of The Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2011 Rights of The Holders of Series A and B CPS [Member]	Aug. 01, 2010 Rights of The Holders of Series A and B CPS [Member] USD ($)	Mar. 31, 2013 Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Redemption Option [Member] USD ($)
Sale of Stock, Price Per Share									$ 2.25	$ 2.25	$ 2.25																																							$ 1.5462
Sale of Stock, Number of Shares Issued in Transaction (in Shares)							1,077,911																													27,209,779	27,209,779														188,057	222,222
Share Premium Percentage																																																						20.00%	20.00%			8.00%
Share Price			$ 0.06	$ 0.15	$ 0.03		$ 2.3193					$ 1.55	$ 0.1								$ 0.06	$ 0.03	$ 0.06	$ 0.03	$ 0.15	$ 0.16	$ 0.06	$ 0.15	$ 0.03	$ 0.16					$ 0.16			$ 0.03	$ 0.16	$ 0.06	$ 0.15	$ 0.1	$ 0.1	$ 0.06	$ 0.03	$ 2.647													$ 2.25
Number of Trading Days																				10	10	10																						10	10														10
Applicable Stock Price, Calculation Percentage														85.00%						85.00%																								85.00%	85.00%
Preferred Stock Conversion Rate																																																								3	3
Denominator For Conversion of Preferred Stock (in Dollars)																																																								$ 100	$ 100
Conversion Element Of Convertible Preferred Stock (in Dollars)																								1,210,909	1,248,385	1,245,101		1,248,385	1,210,909	1,245,101	1,212,385							619,652	2,135,715	1,207,762	2,204,365
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings (in Dollars)			(593,717)	1,076,721	3,759,146	9,271,985																							34,192	(1,051,013)								1,516,063	63,113
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)																					19,607,843	39,215,686																																						4,977,345	4,977,345
Fair Value Assumptions, Expected Volatility Rate			131.11%	94.40%																			130.91%	125.53%	90.76%	81.69%						80.22%	78.02%
Fair Value Assumptions, Risk Free Interest Rate			0.10%	0.25%																			0.13%	0.16%	0.27%	0.28%								0.27%
Fair Value Assumptions, Expected Term	3 years 6 months	5 years	1 year 240 days	2 years 240 days																			295 days	1 year	1 year 222 days	1 year 295 days						1 year 350 days	1 year 222 days
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)																																												2,720,978	2,720,978																	2,198,828
Temporary Equity, Elimination as Part of Reorganization (in Dollars)																																																														2,519,424
Stockholders' Equity, Period Increase (Decrease) (in Dollars)																																																														320,596
Preferred Stock, Accretion of Redemption Discount (in Dollars)																																																														320,390
Shares, Issued (in Shares)								3,233,734																																							41,680,902	41,619,402	41,175,464
Preferred Stock, Shares Authorized (in Shares)			10,000,000		10,000,000	10,000,000											200,000,000	200,000,000
Preferred Stock, Par or Stated Value Per Share (in Ringgits per share)			$ 0.001		$ 0.001	$ 0.001											$ 0.01	0.01
Preferred Stock, Shares Outstanding (in Shares)			2,937,500		2,937,500	2,937,500									410,279	410,279	4,977,345	4,977,345
Share Price (in Dollars per share)			$ 0.06	$ 0.15	$ 0.03		$ 2.3193					$ 1.55	$ 0.1								$ 0.06	$ 0.03	$ 0.06	$ 0.03	$ 0.15	$ 0.16	$ 0.06	$ 0.15	$ 0.03	$ 0.16					$ 0.16			$ 0.03	$ 0.16	$ 0.06	$ 0.15	$ 0.1	$ 0.1	$ 0.06	$ 0.03	$ 2.647													$ 2.25
Denominator For Conversion of Preferred Stock																																																								100	100
Retained Earnings (Accumulated Deficit)			(68,353,407)		(64,571,897)	(56,395,235)																																															3,500,000
Conversion Element Of Convertible Preferred Stock																								1,210,909	1,248,385	1,245,101		1,248,385	1,210,909	1,245,101	1,212,385							619,652	2,135,715	1,207,762	2,204,365
Increase (Decrease) in Derivative Liabilities (in Dollars)			588,110	68,650	1,656,367	(1,269,940)																					1,476	3,284
Embedded Derivative, Fair Value of Embedded Derivative Liability																																												2,720,978	2,720,978																	2,198,828
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																			5,000,000																																									8,842,256	8,842,256
Payments of Debt Issuance Costs (in Dollars)																			$ 6,272
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001											$ 0.01	0.01

Convertible Preference Shares of Subsidiary (Detail) - Transactions, along with the issuance of Series C CPS (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
07/18/2008 [Member] | Series A CPS [Member]
Number of CPS (in Shares)	444,444	444,444
Initial Investor	MTDC	MTDC
Gross Proceeds	$ 1,000,000	$ 1,000,000
Issuance Costs	(30,000)	(30,000)
Net Cash Proceeds	970,000	970,000
Exchange Date	-	-
CPS Outstanding (in Shares)		444,444	444,444
11/27/2008 [Member] | Series A CPS [Member]
Number of CPS (in Shares)	444,444	444,444
Initial Investor	MTDC	MTDC
Gross Proceeds	1,000,000	1,000,000
Issuance Costs	(30,000)	(30,000)
Net Cash Proceeds	970,000	970,000
Exchange Date	-	-
CPS Outstanding (in Shares)		444,444	444,444
06/08/2009 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	111,111	111,111
Initial Investor	EEV	EEV
Gross Proceeds	250,000	250,000
Issuance Costs	(19,393)	(19,393)
Exchange Gain (Loss)	(18,029)	(18,029)
Net Cash Proceeds	212,578	212,578
Exchange Date	08/17/2010	08/17/2010
03/09/2010 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	111,111	111,111
Initial Investor	EEV	EEV
Gross Proceeds	250,000	250,000
Issuance Costs	(8,929)	(8,929)
Exchange Gain (Loss)	(3,005)	(3,005)
Net Cash Proceeds	238,066	238,066
Exchange Date	08/17/2010	08/17/2010
09/23/2009 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	222,222	222,222
Initial Investor	PMSB	PMSB
Gross Proceeds	500,000	500,000
Issuance Costs	(7,500)	(7,500)
Net Cash Proceeds	492,500	492,500
Exchange Date	-	-
CPS Outstanding (in Shares)		222,222	222,222
05/13/2010 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	222,222	222,222
Initial Investor	PMSB	PMSB
Gross Proceeds	500,000	500,000
Issuance Costs	(5,000)	(5,000)
Net Cash Proceeds	495,000	495,000
Exchange Date	-	-
CPS Outstanding (in Shares)		222,222	222,222
09/18/2009 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	188,057	188,057
Initial Investor	KMP	KMP
Gross Proceeds	423,128	423,128
Issuance Costs	(11,319)	(11,319)
Net Cash Proceeds	411,809	411,809
Exchange Date	09/29/2010	09/29/2010
03/10/2011 [Member] | Series C CPS [Member]
Number of CPS (in Shares)	3,233,734	3,233,734
Initial Investor	MTDC	MTDC
Gross Proceeds	5,000,000	5,000,000
Issuance Costs	(6,272)	(6,272)
Exchange Gain (Loss)	58,575	58,575
Net Cash Proceeds	5,052,303	5,052,303
Exchange Date	-	-
CPS Outstanding (in Shares)		3,233,734	3,233,734
Subtotal [Member]
Number of CPS (in Shares)	1,743,611	1,743,611
Gross Proceeds	3,923,128	3,923,128
Issuance Costs	(112,141)	(112,141)
Exchange Gain (Loss)	(21,034)	(21,034)
Net Cash Proceeds	3,789,953	3,789,953
CPS Outstanding (in Shares)		1,333,332	1,333,332
Convertible Preferred Stock [Member]
Number of CPS (in Shares)	4,977,345	4,977,345
Gross Proceeds	8,923,128	8,923,128
Issuance Costs	(118,413)	(118,413)
Exchange Gain (Loss)	37,541	37,541
Net Cash Proceeds	$ 8,842,256	$ 8,842,256
CPS Outstanding (in Shares)		4,567,066	4,567,066

Convertible Preference Shares of Subsidiary (Detail) - Series B CPS Fair values estimated based on the following assumptions	0 Months Ended		3 Months Ended		0 Months Ended
	May 27, 2011	Dec. 07, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Series B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member]	Mar. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B CPS [Member] Convertible Preferred Stock [Member]
Risk-free interest rate			0.10%	0.25%	0.13%	0.16%	0.27%	0.28%
Expected remaining term	3 years 6 months	5 years	1 year 240 days	2 years 240 days	295 days	1 year	1 year 222 days	1 year 295 days
Expected volatility			131.11%	94.40%	130.91%	125.53%	90.76%	81.69%
Dividend yield			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Convertible Preference Shares of Subsidiary (Detail) - Series A CPS Fair values estimated based on the following assumptions	3 Months Ended		0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Series A CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member]	Mar. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A CPS [Member] Convertible Preferred Stock [Member]
Risk-free interest rate			0.08% - 0.12%	0.11% - 0.15%	0.23% - 0.28%	0.28%
Expected remaining term			0.30 - 0.66 Years	0.55 - 0.90 Years	1.30 - 1.66 Years	1.55 - 1.90 Years
Expected volatility			115.56% - 128.08%	123.55% - 127.94%	89.99% - 96.41%	81.15% - 82.83%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Preferred Stock (Detail) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended					12 Months Ended		0 Months Ended		0 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-1 [Member]	Dec. 31, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-2 [Member]	Dec. 31, 2011 Series A-2 [Member]	Dec. 31, 2012 Series A [Member]	Dec. 31, 2011 Series A [Member]	May 27, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-1 [Member]	May 27, 2011 Series A1 Designated Convertible Preferred Stock [Member]	Mar. 31, 2013 Series A1 Designated Convertible Preferred Stock [Member]	Mar. 31, 2013 Series A2 Designated Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000		4,500,000	4,500,000	4,500,000	4,500,000						4,500,000	4,500,000
Convertible Preferred Stock, Shares Issued upon Conversion										10	10				10
Ownership Cap										9.99%	9.99%				9.99%
Preferred Stock, Dividend Rate, Percentage										5.00%	5.00%				5.00%
Shares, Issued												2,937,499.97		2,937,499.97
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001								$ 5.2			$ 5.2
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)					$ 10,724,991							$ 10,724,991		$ 10,724,991
Payments of Stock Issuance Costs (in Dollars)												886,422		886,422
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)												9,250,009
Dividends Payable (in Dollars)													1,259,742		1,466,426
Dividends, Preferred Stock, Stock (in Dollars)	$ 206,684	$ 196,665	$ 801,534	$ 458,208

Stock Awards (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Available for Grant	50.00%		50.00%
Share Price (in Dollars per share)	$ 0.06	$ 0.15	$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.1	$ 0.08	$ 0.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 334,650	$ 463,168
Proceeds from Stock Options Exercised				104,566
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)				324,740
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	3,875		2,898	203,399
Share-based Compensation	104,802	105,518	387,892	779,029
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	399,803		509,984
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 18 days		2 years 73 days
Restricted Stock [Member]
Share-based Compensation			$ 120	$ 130,230

Stock Awards (Detail) - Stock option and restricted stock transactions: (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance at January 1, 2011 (in Dollars per share)		$ 0.4193
Exercised			324,740
Balance at December 31		11,424,498
Stock Options [Member] | 2008 Plan Amendment [Member]
2008 Plan Amendment			8,000,000
Balance at December 31			8,000,000
Stock Options [Member]
Balance at January 1, 2011	2,927,986	10,305,071	2,191,821
Balance at January 1, 2011	11,424,498	4,306,900	5,543,893
Balance at January 1, 2011 (in Dollars per share)	$ 0.4357	$ 0.4193	$ 1.5218
Balance at January 1, 2011 (in Dollars per share)	$ 0.4193	$ 1.3978
2008 Plan Amendment		2,927,986	10,305,071
Granted		(9,785,500)	(1,504,635)
Granted		9,724,000	1,153,550
Granted (in Dollars per share)		$ 0.1164	$ 0.6427
Exercised			(324,740)
Exercised (in Dollars per share)			$ 0.322
Forfeited		1,471,073	1,247,521
Forfeited		(1,471,073)	(1,140,021)
Forfeited (in Dollars per share)	$ 0.0979	$ 0.5925	$ 1.2928
Canceled		937,342	370,364
Canceled	(109,477)	(1,135,329)	(925,782)
Canceled (in Dollars per share)	$ 0.1405	$ 1.3123	$ 1.7061
Balance at December 31		2,927,986	10,305,071
Balance at December 31	10,857,104	11,424,498	4,306,900
Balance at December 31 (in Dollars per share)		$ 0.4193	$ 1.3978
Balance at December 31 (in Dollars per share)		$ 0.4193	$ 1.3978
Restricted Stock [Member]
Balance at January 1, 2011	7,500	5,000	127,500
Balance at January 1, 2011 (in Dollars per share)	$ 0.14	$ 1.25	$ 1.6422
Granted		61,500	351,085
Granted (in Dollars per share)		$ 0.1385	$ 0.8497
Vested	(7,500)	(59,000)	(362,944)
Vested (in Dollars per share)	$ 0.14	$ 0.2325	$ 0.8909
Forfeited			(110,000)
Forfeited (in Dollars per share)			$ 1.605
Canceled			(641)
Canceled (in Dollars per share)			$ 2.39
Balance at December 31 (in Dollars per share)		$ 0.14	$ 1.25
Balance at December 31		7,500	5,000
Balance at December 31 (in Dollars per share)		$ 0.14	$ 1.25

Stock Awards (Detail) - Outstanding options (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Outstanding	11,424,498
Outstanding	5 years 259 days
Outstanding (in Dollars per share)	$ 0.4193
Outstanding (in Dollars)	$ 2,898
Vested and expected to vest	10,262,319
Vested and expected to vest	5 years 240 days
Vested and expected to vest (in Dollars per share)	$ 0.4502
Vested and expected to vest (in Dollars)	2,898
Exercisable	4,123,060
Exercisable	4 years 299 days
Exercisable (in Dollars per share)	$ 0.8747
Exercisable (in Dollars)	$ 2,898	$ 3,875	$ 203,399

Stock Awards (Detail) - The weighted average fair value of options granted	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Risk-free interest rate		0.73% - 1.46%	0.71% - 1.14%	0.79% - 2.24%
Expected term		4 years 9 months	4 years 9 months	4 years 9 months
Expected volatility		65.02% - 96.56%	65.02% - 103.61%	42.44% - 66.83%
Dividend yield		0.00%	0.00%	0.00%

Warrants (Detail) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended												12 Months Ended															0 Months Ended	3 Months Ended		12 Months Ended
	May 27, 2011	Dec. 07, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011 Warrants Expiring in May 2016 [Member]	Dec. 31, 2012 Warrants Expiring in December 2014 and January 2015 [Member] Private Placement [Member]	Dec. 31, 2012 Warrants Expiring in December 2014 and January 2015 [Member]	Dec. 31, 2009 Warrants Expiring in December 2014 and January 2015 [Member]	Dec. 31, 2012 Warrants Expiring in June and August 2014 [Member] Private Placement [Member]	Dec. 31, 2012 Warrants Expiring in June and August 2014 [Member]	Dec. 31, 2009 Warrants Expiring in June and August 2014 [Member]	Mar. 31, 2013 Warrants Expiring In May 2013 [Member] Private Placement [Member]	Dec. 31, 2012 Warrants Expiring In May 2013 [Member] Private Placement [Member]	Mar. 31, 2013 Warrants Expiring In May 2013 [Member]	Dec. 31, 2012 Warrants Expiring In May 2013 [Member]	Dec. 31, 2008 Warrants Expiring In May 2013 [Member]	Dec. 31, 2010 Warrants Expiring in December 2015 [Member]	Mar. 31, 2013 Series C SSA [Member]	Dec. 31, 2012 Series C SSA [Member]	Mar. 31, 2013 Warrants Expiring In June And August 2014 [Member] Private Placement [Member]	Mar. 31, 2013 Warrants Expiring In June And August 2014 [Member]	Dec. 31, 2009 Warrants Expiring In June And August 2014 [Member]	Mar. 31, 2013 Warrants Expiring In December 2014 And January 2015 [Member] Private Placement [Member]	Mar. 31, 2013 Warrants Expiring In December 2014 And January 2015 [Member]	Dec. 31, 2009 Warrants Expiring In December 2014 And January 2015 [Member]	Mar. 31, 2012 Warrant [Member] Minimum [Member]	Dec. 31, 2011 Warrant [Member] Minimum [Member]	Mar. 31, 2013 Warrant [Member] Maximum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]	Mar. 31, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Warrant [Member] Maximum [Member]	May 27, 2011 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	May 27, 2011 Fundraising in May 2011 [Member]	Dec. 31, 2012 Minimum [Member]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure (in Dollars)			$ 225,764		$ 102,695	$ 655,219																													$ 225,764	$ 355,990	$ 102,695	$ 655,219	$ 315,803
Derivative Financial Instruments, Liabilities, Fair Value Disclosure Per Instrument (in Dollars per share)																												$ 0.01	$ 0.02	$ 0.05	$ 0.02	$ 0.06	$ 0.1							$ 0.0000006
Share Price (in Dollars per share)			$ 0.06	$ 0.15	$ 0.03		$ 0.68																												$ 0.06	$ 0.15	$ 0.03	$ 0.16
Increase (Decrease) in Derivative Liabilities (in Dollars)			588,110	68,650	1,656,367	(1,269,940)																													123,069	299,229
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	56,173,248				1,051,074			101,686	2,875,736	966,247	769,231	4,487,656	1,750,185	180,157	180,157	2,265,071	2,265,071	634,220		1,077,911	1,077,911	769,231	4,487,656	1,750,185	101,686	2,875,736	966,247
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)							0.62		0.84	2.5		0.78	2			0.84	0.84	3		2.3193	2.3193		0.78	2		0.84	2.5
Fair Value Assumptions, Expected Volatility Rate			131.11%	94.40%			89.58%
Fair Value Assumptions, Risk Free Interest Rate			0.10%	0.25%			1.03%
Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%			0.00%																												0.00%	0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Term	3 years 6 months	5 years	1 year 240 days	2 years 240 days			3 years 6 months
Debt Conversion, Converted Instrument, Warrants or Options Issued																			95,368
Proceeds from Issuance of Warrants (in Dollars)	9,752,417																																	9,752,417
Payments of Debt Issuance Costs (in Dollars)																																		$ 806,039

Warrants (Detail) - Fair values estimation assumptions	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Dividend yield	0.00%	0.00%
Warrant [Member]
Risk-free interest rate	0.05% - 0.18%	0.21% - 0.36%	0.08% - 0.21%	0.16% - 0.32%
Expected remaining term	0.14 - 1.39 Years	1.14 - 2.19 Years	0.38 - 1.58 Years	1.25 - 2.39 Years
Expected volatility	94.54% - 128.32%	86.75% - 100.11%	117.58% - 131.42%	80.66% - 85.13%
Dividend yield	0.00%	0.00%	0.00%	0.00%

Warrants (Detail) - A summary of outstanding common stock warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Securities Into Which Warrants are Convertible
Warrants Outstanding	70,379,320	70,379,320
Warrants Subject to Anti-Dilution	8,577,389	8,577,389
Warrant A [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	56,173,248	56,173,248
Exercise Price (in Dollars per Item)	0.62	0.62
Expiration Date	May 2016	May 2016
Warrant B [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	4,487,656	4,487,656
Warrants Subject to Anti-Dilution	3,718,425	3,718,425
Exercise Price (in Dollars per Item)	0.78	0.78
Expiration Date	June and August 2014	June and August 2014
Warrant C [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	2,875,736	2,875,736
Warrants Subject to Anti-Dilution	2,774,050	2,774,050
Exercise Price (in Dollars per Item)	0.84	0.84
Expiration Date	December 2014 and January 2015	December 2014 and January 2015
Warrant D [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	2,265,071	2,265,071
Warrants Subject to Anti-Dilution	2,084,914	2,084,914
Exercise Price (in Dollars per Item)	0.84	0.84
Expiration Date	May 2013	May 2013
Warrant E [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	95,368	95,368
Exercise Price (in Dollars per Item)	1.468	1.468
Expiration Date	December 2015	December 2015
Warrant F [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	203,500	203,500
Exercise Price (in Dollars per Item)	1.5	1.5
Expiration Date	July 2015	July 2015
Warrant G [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	3,000,830	3,000,830
Exercise Price (in Dollars per Item)	1.55	1.55
Expiration Date	July 2015	July 2015
Warrant H [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	200,000	200,000
Exercise Price (in Dollars per Item)	3	3
Expiration Date	December 2014 and November 2015	December 2014 and November 2015
Subtotal [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Subtotal
Warrants Outstanding	69,301,409	69,301,409
Warrants Subject to Anti-Dilution	8,577,389	8,577,389
Warrant I [Member] | Series C CPS [Member]
Securities Into Which Warrants are Convertible	Series C CPS	Series C CPS
Warrants Outstanding	1,077,911	1,077,911
Exercise Price (in Dollars per Item)	2.3193	2.3193
Expiration Date	March 2014	March 2014

Fair Value of Financial Instruments (Detail) - Company`s assets and liabilities that are measured at fair value on a recurring basis (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Cash and cash equivalents	$ 4,550,165	$ 6,328,753	$ 15,117,172
Total assets	4,550,165	6,328,753	15,117,172
Financial Liabilities:
Warrant derivative liabilities	225,764	102,695	655,219
Conversion element of promissory notes	155,990	274,928	1,931,295
Conversion element of Series B CPS	1,212,385	1,210,909	1,245,101
Series A CPS derivative liabilities	1,207,762	619,652	2,135,715
Total liabilities	2,801,901	2,208,184	5,967,330
Fair Value, Inputs, Level 1 [Member]
Financial Assets:
Cash and cash equivalents	4,550,165	6,328,753	15,117,172
Total assets	4,550,165	6,328,753	15,117,172
Financial Liabilities:
Warrant derivative liabilities
Conversion element of promissory notes
Conversion element of Series B CPS
Series A CPS derivative liabilities
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and cash equivalents
Total assets
Financial Liabilities:
Warrant derivative liabilities
Conversion element of promissory notes
Conversion element of Series B CPS
Series A CPS derivative liabilities
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Cash and cash equivalents
Total assets
Financial Liabilities:
Warrant derivative liabilities	225,764	102,695	655,219
Conversion element of promissory notes	155,990	274,928	1,931,295
Conversion element of Series B CPS	1,212,385	1,210,909	1,245,101
Series A CPS derivative liabilities	1,207,762	619,652	2,135,715
Total liabilities	$ 2,801,901	$ 2,208,184	$ 5,967,330

Fair Value of Financial Instruments (Detail) - Reconciliation of all liabilities measured at fair value on a recurring basis (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance.	$ 2,801,901	$ 4,890,609	$ 2,208,184	$ 5,967,330	$ 2,435,050
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(593,717)	1,076,721	3,759,146	9,326,210
Issuances				13,693,991
Revaluation (gains) losses included in other income and expenses	593,717	(1,076,721)	(3,759,146)	(9,271,985)
Settlements				(889,726)
Warrant Derivatives [Member]
Balance.	225,764	355,990	102,695	655,219	2,240,962
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(123,069)	299,229	552,524	1,324,165
Issuances
Revaluation (gains) losses included in other income and expenses	123,069	(299,229)	(552,524)	(1,269,940)
Settlements				(315,803)
Conversion Element OF Promissory Notes [Member]
Balance.	155,990	1,081,869	274,928	1,931,295
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	118,938	849,426	1,656,367	8,989,945
Issuances				11,495,163
Revaluation (gains) losses included in other income and expenses	(118,938)	(849,426)	(1,656,367)	(8,989,945)
Settlements				(573,923)
Conversion Elements Of Series B Convertible Preference Share [Member]
Balance.	1,212,385	1,248,385	1,210,909	1,245,101	194,088
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(1,476)	(3,284)	34,192	(1,051,013)
Issuances
Revaluation (gains) losses included in other income and expenses	1,476	3,284	(34,192)	1,051,013
Settlements
Series A Convertible Preference Share Derivatives [Member]
Balance.	1,207,762	2,204,365	619,652	2,135,715
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(588,110)	(68,650)	1,516,063	63,113
Issuances				2,198,828
Revaluation (gains) losses included in other income and expenses	588,110	68,650	(1,516,063)	(63,113)
Settlements

Cash Flow Information (Detail) (Term Loan [Member], USD $)	12 Months Ended
Dec. 31, 2012
Term Loan [Member]
Interest and Debt Expense	$ 178,585

Cash Flow Information (Detail) - Supplemental Cash Flow Information (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest		$ 127,062
Income taxes paid	41,567	24,817
Income taxes (received)	$ (25,539)

Cash Flow Information (Detail) - Cash Flow Information (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Warrant derivative liabilities transferred to equity on waiver of future anti-dilution rights				$ 315,803
Conversion element of convertible promissory notes transferred to equity on modification of terms (See Note 5)				573,923
Conversion element bifurcated on issuance of convertible promissory notes				11,495,163
Interest converted to principal on convertible promissory notes	206,712	196,692	801,645	460,383
Beneficial conversion feature related to Series A-1 Convertible Preferred Stock				9,250,009
Inventory transferred to property and equipment				750,501
Accretion on Series A and B convertible preference shares of subsidiary associated with premium				$ (15,242)

Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Operating Loss Carryforwards	$ 3,446,224	$ 6,635,471
Deferred Tax Assets, Tax Credit Carryforwards, Research	1,389,625	1,239,795
Unrecognized Tax Benefits	721,000	645,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards	64,200,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	800,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	54,800,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	900,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards	$ 3,200,000

Income Taxes (Detail) - The provision for income tax Expense(Benefits) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State			5,726
Foreign			(27,179)	27,247
Total Current			(21,453)	27,247
Deferred:
Federal
State
Foreign
Total Deferred
Provision for income taxes	$ 3,712	$ 14,075	$ (21,453)	$ 27,247

Income Taxes (Detail) - A reconciliation of the provision for income taxes (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Provision for income taxes at federal statutory rate			$ (2,787,359)	$ (4,460,063)
Federal research and development tax credits			(94,794)	(160,003)
Expenses not deductible, income not taxable			(473,203)	(2,705,607)
Foreign loss taxed at lower rates			164,828	232,280
Change in federal valuation allowance			3,169,075	7,120,640
Provision for income taxes	$ 3,712	$ 14,075	$ (21,453)	$ 27,247

Income Taxes (Detail) - The components of the deferred tax assets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carry-forwards	$ 25,034,778	$ 21,588,554
Capitalized start-up cost and research and development cost	607,983	891,708
Research and development tax credit	1,389,625	1,239,795
Depreciation on property and equipment	(156,361)	(366,292)
Stock-based compensation	405,742	677,381
Reserves and accruals	719,909	666,336
Total deferred tax asset	28,001,676	24,697,482
Valuation allowance	(28,001,676)	(24,697,482)
Net deferred tax assets

Income Taxes (Detail) - Deferred income taxes (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carry-forwards	$ 3,446,224	$ 6,635,471
Capitalized start-up cost and research and development cost	(283,725)	127,807
Research and development tax credit	149,830	(274,775)
Depreciation on property and equipment	209,931	(476,501)
Stock-based compensation	(271,639)	677,381
Reserves and accruals	53,573	519,602
Valuation allowance	(3,304,194)	(7,208,985)
Net deferred income taxes

Income Taxes (Detail) - Change in unrecognized tax benefits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning Balance	$ 645,000
Additions based on tax positions related to prior years		497,000
Additions based on tax positions related to the current year	76,000	148,000
Ending Balance	$ 721,000	$ 645,000

Net Income (Loss) Per Share (Detail) - Outstanding stock options and warrants	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Common share equivalents excluded from denominator for diluted earnings per share computation	112,526,942	89,743,863	129,716,933	70,061,153
Stock Options [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	76,024	220,864	121,032	247,294
Restricted Stock [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	167	29,451	18,695	54,082
Series A CPS [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	28,343,520	20,312,694	27,799,325	23,844,479
Series B CPS [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	19,607,843	7,739,938	39,215,686	9,263,548
Series C CPS [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	3,233,734	3,233,734	3,233,734	2,631,285
Series A1 Convertible Preferred Stock [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	32,067,956	30,256,183	31,019,035	17,788,797
Convertible Promissory Notes Payable [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	29,197,698	27,950,999	28,309,426	16,231,668

Segment Information, Geographic Data, and Significant Customers (Detail) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Number of Operating Segments										1
Revenues (in Dollars)	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 586,176	$ 522,931
Belgium [Member]
Revenues (in Dollars)											$ 270,000

Segment Information, Geographic Data, and Significant Customers (Detail) - Revenue by geographic areas (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Segment Revenue	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 586,176	$ 522,931
United States [Member]
Segment Revenue										495,547	207,045
Europe [Member]
Segment Revenue										47,159	297,371
Asia [Member]
Segment Revenue										$ 43,470	$ 18,515

Segment Information, Geographic Data, and Significant Customers (Detail) - Long-lived assets by geographic areas (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total long-lived assets	$ 670,710	$ 874,062	$ 1,714,090
United States [Member]
Total long-lived assets		690,454	1,387,283
Malaysia [Member]
Total long-lived assets		$ 183,608	$ 326,807

Segment Information, Geographic Data, and Significant Customers (Detail) - Customers accounting for more than 10% of either total revenues & accounts receivable (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Revenues from Customers, Amount (in Dollars)	$ 83,723		$ 146,000
Revenues from Customers, Percentage	47.00%		25.00%
Accounts Receivable from Customers, Amount (in Dollars)	158,685		140,000
Accounts Receivable from Customers, Percentage	38.00%		45.00%
Customer B [Member]
Revenues from Customers, Amount (in Dollars)	83,333		131,465	628
Revenues from Customers, Percentage	47.00%		22.00%	0.00%
Accounts Receivable from Customers, Amount (in Dollars)	250,000			628
Accounts Receivable from Customers, Percentage	60.00%			2.00%
Customer C [Member]
Revenues from Customers, Amount (in Dollars)	5,408		124,473
Revenues from Customers, Percentage	3.00%		21.00%
Accounts Receivable from Customers, Amount (in Dollars)			150,145
Accounts Receivable from Customers, Percentage			49.00%
Customer D [Member]
Revenues from Customers, Amount (in Dollars)				269,609
Revenues from Customers, Percentage				52.00%
Accounts Receivable from Customers, Amount (in Dollars)			140,000
Accounts Receivable from Customers, Percentage			45.00%
Customer E [Member]
Revenues from Customers, Amount (in Dollars)		27,754		66,750
Revenues from Customers, Percentage		38.00%		13.00%
Accounts Receivable from Customers, Amount (in Dollars)				11,250
Accounts Receivable from Customers, Percentage				38.00%
Customer F [Member]
Revenues from Customers, Amount (in Dollars)		15,000	19,185	57,492
Revenues from Customers, Percentage		20.00%	3.00%	11.00%
Accounts Receivable from Customers, Amount (in Dollars)			15,000	9,700
Accounts Receivable from Customers, Percentage			5.00%	33.00%
Customer G [Member]
Revenues from Customers, Amount (in Dollars)		12,715		2,975
Revenues from Customers, Percentage		17.00%		1.00%
Accounts Receivable from Customers, Amount (in Dollars)				$ 2,975
Accounts Receivable from Customers, Percentage				10.00%

Benefit Plan (Detail)	12 Months Ended
Dec. 31, 2012
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	50.00%

Contingencies (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loss Contingency, Allegations	Coalesce v. WaferGen. On April24, 2012, an action entitled Coalesce Corporation ("Coalesce") v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On October30, 2012, the Company filed a notice of demurrer to Coalesce's complaint seeking to dismiss the complaint in its entirety. On April15, 2013, the case was referred to mediation. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company's financial position and results of operations. Related legal costs are being expensed as incurred.	Coalesce v. WaferGen. On April24, 2012, an action entitled Coalesce Corporation ("Coalesce") v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On October30, 2012, the Company filed a notice of demurrer to Coalesce's complaint seeking to dismiss the complaint in its entirety. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company's financial position and results of operations. Related legal costs are being expensed as incurred .
Loss Contingency, Damages Sought, Value (in Dollars)	$ 500,000	$ 500,000

Quarterly Financial Data (Unaudited) (Detail) - Selected summarized quarterly financial information (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 586,176	$ 522,931
Gross profit (loss)	112,899	140,622	32,281	9,568	(17,172)	(716,861)	(403,158)	30,963	210,083	165,299	(878,973)
Net gains (losses) on derivative revaluations	(593,717)	1,582,164	(385,209)	1,485,470	1,076,721	1,884,903	8,624,976	(1,619,723)	381,829	3,759,146	9,271,985
Net income (loss)	(3,781,510)	(1,034,757)	(2,967,580)	(1,269,630)	(2,904,695)	(3,712,622)	3,580,921	(9,209,548)	(3,803,829)	(8,176,662)	(13,145,078)
Net income (loss) attributable to common stockholders	$ (3,988,194)	$ (1,238,890)	$ (3,169,192)	$ (1,468,754)	$ (3,101,360)	$ (3,601,540)	$ 3,222,282	$ (18,590,846)	$ (3,867,949)	$ (8,978,196)	$ (22,838,053)
Net income (loss) per share ��� basic and diluted (in Dollars per share)	$ (0.1)	$ (0.03)	$ (0.08)	$ (0.04)	$ (0.07)					$ (0.22)	$ (0.55)

Quarterly Financial Data (Unaudited) (Detail) - Selected summarized quarterly financial information (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 586,176	$ 522,931
Gross profit (loss)	112,899	140,622	32,281	9,568	(17,172)	(716,861)	(403,158)	30,963	210,083	165,299	(878,973)
Net gains (losses) on derivative revaluations	(593,717)	1,582,164	(385,209)	1,485,470	1,076,721	1,884,903	8,624,976	(1,619,723)	381,829	3,759,146	9,271,985
Net income (loss)	(3,781,510)	(1,034,757)	(2,967,580)	(1,269,630)	(2,904,695)	(3,712,622)	3,580,921	(9,209,548)	(3,803,829)	(8,176,662)	(13,145,078)
Net income (loss) attributable to common stockholders	$ (3,988,194)	$ (1,238,890)	$ (3,169,192)	$ (1,468,754)	$ (3,101,360)	$ (3,601,540)	$ 3,222,282	$ (18,590,846)	$ (3,867,949)	$ (8,978,196)	$ (22,838,053)
Net income (loss) per share ��� basic (in Dollars per share)						$ (0.09)	$ 0.08	$ (0.45)	$ (0.09)
Net income (loss) per share ��� diluted (in Dollars per share)						$ (0.09)	$ 0.03	$ (0.45)	$ (0.09)

Inventories (Detail) - Inventories (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 111,554	$ 158,316	$ 167,765
Work in process	115,028	179,314	191,450
Finished goods	222,222	157,856	385,793
Inventories, net	$ 448,804	$ 495,486	$ 745,008

Long Term Obligations (Detail) - Gross proceeds and issuance costs (USD $)	0 Months Ended	12 Months Ended
	May 27, 2011	Dec. 31, 2011
Allocated Fair Value	$ 30,550,000
Issuance Costs	(2,524,963)
Interest Expense	2,255,074	2,255,074
Net Allocation	30,280,111
Series A1 Convertible Preferred Stock [Member]
Allocated Fair Value	10,724,991
Issuance Costs	(886,422)
Interest Expense
Net Allocation	9,838,569
Convertible Preferred Stock [Member]
Allocated Fair Value	10,072,592
Issuance Costs	(832,502)
Interest Expense	2,255,074
Net Allocation	11,495,164
Warrant [Member]
Allocated Fair Value	9,752,417
Issuance Costs	(806,039)
Interest Expense
Net Allocation	$ 8,946,378

Long Term Obligations (Detail) - Fair value derivative assumptions	0 Months Ended		3 Months Ended
	May 27, 2011	Dec. 07, 2010	Mar. 31, 2013	Mar. 31, 2012
Risk-free interest rate			0.10%	0.25%
Remaining contractual term	3 years 6 months	5 years	1 year 240 days	2 years 240 days
Expected volatility			131.11%	94.40%
Dividend yield			0.00%	0.00%

Long Term Obligations (Detail) - Convertible promissory notes (USD $)	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Face value	$ 15,275,000		$ 15,275,000		$ 15,275,000
Interest added to principal	1,468,740		1,262,028		460,383
Stated value	16,743,740		16,537,028		15,735,383
Debt discount ��� conversion element, net of accumulated amortization of $1,927,989 and $1,298,628 respectively	12,514,508	[1]	13,143,869	[2]	14,329,416	[3]
Notes payable, net of debt discount	$ 4,229,232		$ 3,393,159		$ 1,405,967

[1]	Accumulated amortization of $1,927,989 as at March 31, 2013
[2]	Accumulated amortization of $1,298,628 as at December 31, 2012
[3]	Accumulated amortization of $113,081 as at December 31, 2011

Long Term Obligations (Detail) - Convertible promissory notes (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Accumulated amortization of Debt Discount	$ 1,927,989	$ 1,298,628

Convertible Preference Shares of Subsidiary (Detail) - Transactions, along with the issuance of Series C CPS (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
07/18/2008 [Member] | Series A CPS [Member]
Number of CPS (in Shares)	444,444	444,444
Initial Investor	MTDC	MTDC
Gross Proceeds	$ 1,000,000	$ 1,000,000
Issuance Costs	(30,000)	(30,000)
Net Cash Proceeds	970,000	970,000
Exchange Date	-	-
CPS Outstanding (in Shares)		444,444	444,444
11/27/2008 [Member] | Series A CPS [Member]
Number of CPS (in Shares)	444,444	444,444
Initial Investor	MTDC	MTDC
Gross Proceeds	1,000,000	1,000,000
Issuance Costs	(30,000)	(30,000)
Net Cash Proceeds	970,000	970,000
Exchange Date	-	-
CPS Outstanding (in Shares)		444,444	444,444
06/08/2009 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	111,111	111,111
Initial Investor	EEV	EEV
Gross Proceeds	250,000	250,000
Issuance Costs	(19,393)	(19,393)
Exchange Gain (Loss)	(18,029)	(18,029)
Net Cash Proceeds	212,578	212,578
Exchange Date	08/17/2010	08/17/2010
03/09/2010 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	111,111	111,111
Initial Investor	EEV	EEV
Gross Proceeds	250,000	250,000
Issuance Costs	(8,929)	(8,929)
Exchange Gain (Loss)	(3,005)	(3,005)
Net Cash Proceeds	238,066	238,066
Exchange Date	08/17/2010	08/17/2010
09/23/2009 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	222,222	222,222
Initial Investor	PMSB	PMSB
Gross Proceeds	500,000	500,000
Issuance Costs	(7,500)	(7,500)
Net Cash Proceeds	492,500	492,500
Exchange Date	-	-
CPS Outstanding (in Shares)		222,222	222,222
05/13/2010 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	222,222	222,222
Initial Investor	PMSB	PMSB
Gross Proceeds	500,000	500,000
Issuance Costs	(5,000)	(5,000)
Net Cash Proceeds	495,000	495,000
Exchange Date	-	-
CPS Outstanding (in Shares)		222,222	222,222
09/18/2009 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	188,057	188,057
Initial Investor	KMP	KMP
Gross Proceeds	423,128	423,128
Issuance Costs	(11,319)	(11,319)
Net Cash Proceeds	411,809	411,809
Exchange Date	09/29/2010	09/29/2010
03/10/2011 [Member] | Series C CPS [Member]
Number of CPS (in Shares)	3,233,734	3,233,734
Initial Investor	MTDC	MTDC
Gross Proceeds	5,000,000	5,000,000
Issuance Costs	(6,272)	(6,272)
Exchange Gain (Loss)	58,575	58,575
Net Cash Proceeds	5,052,303	5,052,303
Exchange Date	-	-
CPS Outstanding (in Shares)		3,233,734	3,233,734
Subtotal [Member]
Number of CPS (in Shares)	1,743,611	1,743,611
Gross Proceeds	3,923,128	3,923,128
Issuance Costs	(112,141)	(112,141)
Exchange Gain (Loss)	(21,034)	(21,034)
Net Cash Proceeds	3,789,953	3,789,953
CPS Outstanding (in Shares)		1,333,332	1,333,332
Convertible Preferred Stock [Member]
Number of CPS (in Shares)	4,977,345	4,977,345
Gross Proceeds	8,923,128	8,923,128
Issuance Costs	(118,413)	(118,413)
Exchange Gain (Loss)	37,541	37,541
Net Cash Proceeds	$ 8,842,256	$ 8,842,256
CPS Outstanding (in Shares)		4,567,066	4,567,066

Convertible Preference Shares of Subsidiary (Detail) - Series B CPS Fair values estimated based on the following assumptions	0 Months Ended		3 Months Ended		0 Months Ended
	May 27, 2011	Dec. 07, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Series B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member]	Mar. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B CPS [Member] Convertible Preferred Stock [Member]
Risk-free interest rate			0.10%	0.25%	0.13%	0.16%	0.27%	0.28%
Expected remaining term	3 years 6 months	5 years	1 year 240 days	2 years 240 days	295 days	1 year	1 year 222 days	1 year 295 days
Expected volatility			131.11%	94.40%	130.91%	125.53%	90.76%	81.69%
Dividend yield			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Convertible Preference Shares of Subsidiary (Detail) - Series A CPS Fair values estimated based on the following assumptions	3 Months Ended		0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Series A CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member]	Mar. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A CPS [Member] Convertible Preferred Stock [Member]
Risk-free interest rate			0.08% - 0.12%	0.11% - 0.15%	0.23% - 0.28%	0.28%
Expected remaining term			0.30 - 0.66 Years	0.55 - 0.90 Years	1.30 - 1.66 Years	1.55 - 1.90 Years
Expected volatility			115.56% - 128.08%	123.55% - 127.94%	89.99% - 96.41%	81.15% - 82.83%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Stock Awards (Detail) - Stock option and restricted stock transactions (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options Number of Options Outstanding		11,424,498
Stock Options Weighted Average Exercise Price (in Dollars per share)		$ 0.4193
Shares Available For Grant [Member]
Shares Available For Grant	3,462,986	2,927,986
Forfeited	457,917
Canceled	77,083
Stock Options [Member]
Shares Available For Grant		2,927,986	10,305,071	2,191,821
Stock Options Number of Options Outstanding	10,857,104	11,424,498	4,306,900	5,543,893
Stock Options Weighted Average Exercise Price (in Dollars per share)	$ 0.4357	$ 0.4193	$ 1.5218
Restricted Stock Weighted Average Grant-Date Fair Value (in Dollars per share)		$ 0.4193	$ 1.3978
Forfeited		1,471,073	1,247,521
Forfeited	(457,917)
Forfeited (in Dollars per share)	$ 0.0979	$ 0.5925	$ 1.2928
Canceled		937,342	370,364
Canceled	(109,477)	(1,135,329)	(925,782)
Canceled (in Dollars per share)	$ 0.1405	$ 1.3123	$ 1.7061
Restricted Stock [Member]
Restricted Stock Number of Options Outstanding		7,500	5,000	127,500
Restricted Stock Weighted Average Grant-Date Fair Value (in Dollars per share)		$ 0.14	$ 1.25	1.6422
Vested	(7,500)	(59,000)	(362,944)
Vested (in Dollars per share)	$ 0.14	$ 0.2325	$ 0.8909

Stock Awards (Detail) - The weighted-average grant date fair value of options awarded	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Risk-free interest rate		0.73% - 1.46%	0.71% - 1.14%	0.79% - 2.24%
Expected term		4 years 9 months	4 years 9 months	4 years 9 months
Expected volatility		65.02% - 96.56%	65.02% - 103.61%	42.44% - 66.83%
Dividend yield		0.00%	0.00%	0.00%

Warrants (Detail) - Fair values estimation assumptions	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Dividend yield	0.00%	0.00%
Warrant [Member]
Risk-free interest rate	0.05% - 0.18%	0.21% - 0.36%	0.08% - 0.21%	0.16% - 0.32%
Expected remaining term	0.14 - 1.39 Years	1.14 - 2.19 Years	0.38 - 1.58 Years	1.25 - 2.39 Years
Expected volatility	94.54% - 128.32%	86.75% - 100.11%	117.58% - 131.42%	80.66% - 85.13%
Dividend yield	0.00%	0.00%	0.00%	0.00%

Warrants (Detail) - A summary of outstanding common stock warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Securities Into Which Warrants are Convertible
Warrants Outstanding	70,379,320	70,379,320
Warrants Subject to Anti-Dilution	8,577,389	8,577,389
Warrant A [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	56,173,248	56,173,248
Exercise Price (in Dollars per Item)	0.62	0.62
Expiration Date	May 2016	May 2016
Warrant B [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	4,487,656	4,487,656
Warrants Subject to Anti-Dilution	3,718,425	3,718,425
Exercise Price (in Dollars per Item)	0.78	0.78
Expiration Date	June and August 2014	June and August 2014
Warrant C [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	2,875,736	2,875,736
Warrants Subject to Anti-Dilution	2,774,050	2,774,050
Exercise Price (in Dollars per Item)	0.84	0.84
Expiration Date	December 2014 and January 2015	December 2014 and January 2015
Warrant D [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	2,265,071	2,265,071
Warrants Subject to Anti-Dilution	2,084,914	2,084,914
Exercise Price (in Dollars per Item)	0.84	0.84
Expiration Date	May 2013	May 2013
Warrant E [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	95,368	95,368
Exercise Price (in Dollars per Item)	1.468	1.468
Expiration Date	December 2015	December 2015
Warrant F [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	203,500	203,500
Exercise Price (in Dollars per Item)	1.5	1.5
Expiration Date	July 2015	July 2015
Warrant G [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	3,000,830	3,000,830
Exercise Price (in Dollars per Item)	1.55	1.55
Expiration Date	July 2015	July 2015
Warrant H [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	200,000	200,000
Exercise Price (in Dollars per Item)	3	3
Expiration Date	December 2014 and November 2015	December 2014 and November 2015
Subtotal [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Subtotal
Warrants Outstanding	69,301,409	69,301,409
Warrants Subject to Anti-Dilution	8,577,389	8,577,389
Warrant I [Member] | Series C CPS [Member]
Securities Into Which Warrants are Convertible	Series C CPS	Series C CPS
Warrants Outstanding	1,077,911	1,077,911
Exercise Price (in Dollars per Item)	2.3193	2.3193
Expiration Date	March 2014	March 2014

Fair Value of Financial Instruments (Detail) - Company assets and liabilities measured at fair value on a recurring basis (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Cash and cash equivalents	$ 4,550,165	$ 6,328,753	$ 15,117,172
Total assets	4,550,165	6,328,753	15,117,172
Financial Liabilities:
Warrant derivative liabilities	225,764	102,695	655,219
Conversion element of promissory notes	155,990	274,928	1,931,295
Conversion element of Series B CPS	1,212,385	1,210,909	1,245,101
Series A CPS derivative liabilities	1,207,762	619,652	2,135,715
Total liabilities	2,801,901	2,208,184	5,967,330
Fair Value, Inputs, Level 1 [Member]
Financial Assets:
Cash and cash equivalents	4,550,165	6,328,753	15,117,172
Total assets	4,550,165	6,328,753	15,117,172
Financial Liabilities:
Warrant derivative liabilities
Conversion element of promissory notes
Conversion element of Series B CPS
Series A CPS derivative liabilities
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and cash equivalents
Total assets
Financial Liabilities:
Warrant derivative liabilities
Conversion element of promissory notes
Conversion element of Series B CPS
Series A CPS derivative liabilities
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Cash and cash equivalents
Total assets
Financial Liabilities:
Warrant derivative liabilities	225,764	102,695	655,219
Conversion element of promissory notes	155,990	274,928	1,931,295
Conversion element of Series B CPS	1,212,385	1,210,909	1,245,101
Series A CPS derivative liabilities	1,207,762	619,652	2,135,715
Total liabilities	$ 2,801,901	$ 2,208,184	$ 5,967,330

Fair Value of Financial Instruments (Detail) - Reconciliation of all liabilities measured at fair value on a recurring basis (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance.	$ 2,801,901	$ 4,890,609	$ 2,208,184	$ 5,967,330	$ 2,435,050
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(593,717)	1,076,721	3,759,146	9,326,210
Issuances				13,693,991
Revaluation (gains) losses included in other income and expenses	593,717	(1,076,721)	(3,759,146)	(9,271,985)
Settlements				(889,726)
Warrant Derivatives [Member]
Balance.	225,764	355,990	102,695	655,219	2,240,962
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(123,069)	299,229	552,524	1,324,165
Issuances
Revaluation (gains) losses included in other income and expenses	123,069	(299,229)	(552,524)	(1,269,940)
Settlements				(315,803)
Conversion Element OF Promissory Notes [Member]
Balance.	155,990	1,081,869	274,928	1,931,295
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	118,938	849,426	1,656,367	8,989,945
Issuances				11,495,163
Revaluation (gains) losses included in other income and expenses	(118,938)	(849,426)	(1,656,367)	(8,989,945)
Settlements				(573,923)
Conversion Elements Of Series B Convertible Preference Share [Member]
Balance.	1,212,385	1,248,385	1,210,909	1,245,101	194,088
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(1,476)	(3,284)	34,192	(1,051,013)
Issuances
Revaluation (gains) losses included in other income and expenses	1,476	3,284	(34,192)	1,051,013
Settlements
Series A Convertible Preference Share Derivatives [Member]
Balance.	1,207,762	2,204,365	619,652	2,135,715
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(588,110)	(68,650)	1,516,063	63,113
Issuances				2,198,828
Revaluation (gains) losses included in other income and expenses	588,110	68,650	(1,516,063)	(63,113)
Settlements

Net Loss Per Share (Detail) - Net Loss Per Share	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Common share equivalents excluded from denominator for diluted earnings per share computation	112,526,942	89,743,863	129,716,933	70,061,153
Stock Options [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	76,024	220,864	121,032	247,294
Restricted Stock [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	167	29,451	18,695	54,082
Series A CPS [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	28,343,520	20,312,694	27,799,325	23,844,479
Series B CPS [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	19,607,843	7,739,938	39,215,686	9,263,548
Series C CPS [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	3,233,734	3,233,734	3,233,734	2,631,285
Series A1 Convertible Preferred Stock [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	32,067,956	30,256,183	31,019,035	17,788,797
Convertible Promissory Notes Payable [Member]
Common share equivalents excluded from denominator for diluted earnings per share computation	29,197,698	27,950,999	28,309,426	16,231,668

Concentrations (Detail)	3 Months Ended
Mar. 31, 2013
Concentration Risk, Percentage	10.00%

Concentrations (Detail) - Concentrations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Revenue, Major Customer (in Dollars)	$ 83,723		$ 146,000
Revenue, Major Customer, Percentage	47.00%		25.00%
Accounts Receivable,Major Customer (in Dollars)	158,685		140,000
Accounts Receivable,Major Customer,Percentage	38.00%		45.00%
Customer B [Member]
Revenue, Major Customer (in Dollars)	83,333		131,465	628
Revenue, Major Customer, Percentage	47.00%		22.00%	0.00%
Accounts Receivable,Major Customer (in Dollars)	250,000			628
Accounts Receivable,Major Customer,Percentage	60.00%			2.00%
Customer C [Member]
Revenue, Major Customer (in Dollars)	5,408		124,473
Revenue, Major Customer, Percentage	3.00%		21.00%
Accounts Receivable,Major Customer (in Dollars)			150,145
Accounts Receivable,Major Customer,Percentage			49.00%
Customer D [Member]
Revenue, Major Customer (in Dollars)				269,609
Revenue, Major Customer, Percentage				52.00%
Accounts Receivable,Major Customer (in Dollars)			140,000
Accounts Receivable,Major Customer,Percentage			45.00%
Customer E [Member]
Revenue, Major Customer (in Dollars)		27,754		66,750
Revenue, Major Customer, Percentage		38.00%		13.00%
Accounts Receivable,Major Customer (in Dollars)				11,250
Accounts Receivable,Major Customer,Percentage				38.00%
Customer F [Member]
Revenue, Major Customer (in Dollars)		15,000	19,185	57,492
Revenue, Major Customer, Percentage		20.00%	3.00%	11.00%
Accounts Receivable,Major Customer (in Dollars)			15,000	9,700
Accounts Receivable,Major Customer,Percentage			5.00%	33.00%
Customer G [Member]
Revenue, Major Customer (in Dollars)		12,715		2,975
Revenue, Major Customer, Percentage		17.00%		1.00%
Accounts Receivable,Major Customer (in Dollars)				$ 2,975
Accounts Receivable,Major Customer,Percentage				10.00%